UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2016

Date of reporting period: September 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEP    09.30.15

SEMI-ANNUAL REPORT

ALLIANCEBERNSTEIN

GLOBAL HIGH INCOME FUND

(NYSE: AWF)

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

November 10, 2015

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund (the “Fund”) for the semi-annual reporting period ended September 30, 2015. The Fund is a closed-end fund and its shares of common stock trade on the New York Stock Exchange.

Investment Objective and Policies

The Fund seeks high current income, and secondarily, capital appreciation. The Fund invests without limit in securities denominated in non-US currencies as well as those denominated in the US dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of US and non-US corporate issuers. For more information regarding the Fund’s risks, please see “Disclosures and Risks” on pages 3-4 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 95-97.

Investment Results

The table on page 5 shows the Fund’s performance compared with its blended benchmark and its components for the six- and 12-month periods ended September 30, 2015. The blended benchmark is composed of equal weightings of the JPMorgan Government Bond Index-Emerging Markets (“JPM GBI-EM”, local currency-denominated), the JPMorgan Emerging Markets Bond Index Global (“JPM EMBI Global”), and the Barclays US Corporate High Yield (“HY”) 2% Issuer Capped Index.

The Fund outperformed the blended benchmark for both periods. Sector positioning contributed, specifically an overweight to collateralized mortgage obligations, asset-backed securities and commercial mortgage-backed securities, relative to the benchmark. Currency selection contributed for both periods, mainly from an overweight to the US dollar and underweights to the Mexican peso and Malaysian ringgit. Security selection within non-investment grade corporates and emerging market sovereigns detracted. Country positioning detracted for both periods, mainly from an underweight to Mexico and South Africa, as well as an overweight to the US. An underweight to the long end of the US yield curve detracted from performance for the 12-month period, yet contributed for the six-month period.

The Fund utilized derivatives including currency forwards, written options and total return swaps for hedging and investment purposes, which added to performance for both periods, in absolute terms. Purchased options and interest rate swaps for hedging and investment purposes detracted during both periods; credit default swaps for hedging and investment purposes detracted during the six-month period and added during the 12-month period; Treasury futures for hedging and investment purposes had an immaterial impact during both periods. The Fund utilized leverage through reverse repurchase agreements at favorable rates, and was able to reinvest the proceeds into higher-yielding securities; leverage contributed positively for both periods, in absolute terms.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	1

Market Review and Investment Strategy

Bond markets were volatile for the 12-month period ended September 30, 2015, as growth trends and monetary policies in the world’s biggest economies headed in different directions. Inflation continued to fall throughout the developed world, driven primarily by decreasing commodity prices. While oil prices began to rebound in April, they again fell in August, remaining well below their price range in late 2014. These dynamics caused volatility within government bond yields, with the yield on the 10-year US Treasury ranging from 1.7% to 2.5%, ultimately ending the period at 2.1%. Adding to the volatility, the US Federal Reserve postponed its long expected interest-

rate hike, alluding to the emerging market turmoil as one of the reasons.

In other markets, including many in Europe where the European Central Bank implemented its quantitative easing program, some yields ended the period in negative territory. In emerging markets, political and economic instability across regions negatively affected the investment environment. Slower growth in China, Brazil and other emerging market economies caused further pressure on credit markets at the end of the reporting period. During both the six- and 12-month periods, credit spreads widened, measured by the Barclays US High Yield Index, and investment-grade government bonds generally outperformed high-yield.

2	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

DISCLOSURES AND RISKS

AllianceBernstein Global High Income Fund Shareholder Information

Weekly comparative net asset value (“NAV”) and market price information about the Fund is published each Saturday in Barron’s and in other newspapers in a table called “Closed End Funds”. Daily NAV and market price information, and additional information regarding the Fund, is available at www.abglobal.com and www.nyse.com. For additional shareholder information regarding this Fund, please see page 105.

Benchmark Disclosure

The unmanaged JPM® GBI-EM (local currency-denominated), the JPM® EMBI Global, and the Barclays US Corporate HY 2% Issuer Capped Index do not reflect fees and expenses associated with the active management of a fund portfolio. The JPM GBI-EM represents the performance of local currency government bonds issued by emerging markets. The JPM EMBI Global (market-capitalization weighted) represents the performance of US dollar-denominated Brady bonds, Eurobonds, and trade loans issued by sovereign and quasi-sovereign entities. The Barclays US Corporate HY 2% Issuer Capped Index is the 2% Issuer Capped component of the US Corporate High Yield Index, which represents the performance of fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

(Disclosures, Risks and Note about Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	3

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund’s NAV.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging markets origination and securities backed by non-performing loans at the time of investment. Investments in mortgage-backed and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The performance on the following page represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

4	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARKS PERIODS ENDED SEPTEMBER 30, 2015	Returns
	6 Months	12 Months
AllianceBernstein Global High Income Fund (NAV)	-3.65%	-2.77%

Blended Benchmark: 33% JPM GBI-EM /33% JPM EMBI Global/33% Barclays US Corporate HY 2% Issuer Capped Index	-6.23%	-9.58%

JPM GBI-EM (local currency-denominated)	-11.43%	-22.20%

JPM EMBI Global	-2.33%	-1.96%

Barclays US Corporate HY 2% Issuer Capped Index	-4.82%	-3.40%

The Fund’s market price per share on September 30, 2015 was $11.07. The Fund’s NAV per share on September 30, 2015 was $12.96. For additional financial highlights, please see pages 99-100.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	5

Historical Performance

PORTFOLIO SUMMARY

September 30, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,117.7

*	All data are as of September 30, 2015. The Fund’s security type is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” securities type weightings represent 0.7% or less in the following security types: Agencies, Common Stocks, Emerging Markets-Treasuries, Inflation-Linked Securities, Investment Companies, Options Purchased-Puts, Quasi-Sovereigns, Warrants and Whole Loan Trusts.

6	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio Summary

PORTFOLIO SUMMARY

September 30, 2015 (unaudited)

*	All data are as of September 30, 2015. The Fund’s country breakdowns is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Australia, Bahrain, Barbados, Belgium, Bermuda, Bulgaria, Chile, Colombia, Croatia, Denmark, El Salvador, Ghana, Guatemala, Hong Kong, India, Indonesia, Ivory Coast, Jamaica, Kazakhstan, Kenya, Lebanon, Macau, Morocco, New Zealand, Norway, Pakistan, Peru, Philippines, Portugal, Serbia, Spain, Sri Lanka, Sweden, Trinidad & Tobago, Turkey, United Arab Emirates, Uruguay, Venezuela and Zambia.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	7

Portfolio Summary

PORTFOLIO OF INVESTMENTS

September 30, 2015 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 52.6%
Industrial – 43.1%
Basic – 2.8%
Aleris International, Inc. 7.625%, 2/15/18	U.S.$	382	$371,495
7.875%, 11/01/20		664	644,146
ArcelorMittal 7.75%, 10/15/39		1,781	1,451,515
Arch Coal, Inc. 7.00%, 6/15/19		693	51,975
7.25%, 6/15/21		1,156	69,360
Ashland, Inc. 4.75%, 8/15/22		501	469,061
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B 7.375%, 5/01/21(a)		656	691,260
Chemours Co. (The) 7.00%, 5/15/25(a)		897	589,778
Cliffs Natural Resources, Inc. 7.75%, 3/31/20(a)		1,101	426,638
8.25%, 3/31/20(a)(b)		1,111	974,903
Commercial Metals Co. 6.50%, 7/15/17		1,927	1,984,810
Consolidated Energy Finance SA 6.75%, 10/15/19(a)		2,100	1,984,500
Constellium NV 5.75%, 5/15/24(a)		400	304,000
Emeco Pty Ltd. 9.875%, 3/15/19(a)		1,677	880,425
Ephios Holdco II PLC 8.25%, 7/01/23(a)	EUR	400	435,965
FMG Resources August 206 Pty Ltd. 9.75%, 3/01/22(a)(b)	U.S.$	256	238,400
Ineos Finance PLC 4.00%, 5/01/23(a)	EUR	790	807,713
INEOS Group Holdings SA 5.75%, 2/15/19(a)		322	345,468
5.875%, 2/15/19(a)(b)	U.S.$	1,173	1,090,890
JMC Steel Group, Inc. 8.25%, 3/15/18(a)(b)		810	550,800
Lundin Mining Corp. 7.50%, 11/01/20(a)		850	822,375
7.875%, 11/01/22(a)		837	803,520
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18(c)(d)		2,857	542,830
Momentive Performance Materials, Inc. 3.88%, 10/24/21		1,772	1,364,440
8.875%, 10/15/20(e)(f)(g)		1,772	– 0	–‡

8	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Novacap International SAS 4.977%, 5/01/19(a)(h)	EUR	329	$367,319
Novelis, Inc. 8.75%, 12/15/20(b)	U.S.$	1,663	1,600,970
Peabody Energy Corp. 6.00%, 11/15/18		1,889	491,140
PQ Corp. 8.75%, 11/01/18(a)		1,792	1,803,200
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. 9.00%, 10/15/17		882	787,185
Smurfit Kappa Acquisitions 4.875%, 9/15/18(a)		2,064	2,120,760
Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25		238	289,765
SPCM SA 6.00%, 1/15/22(a)		400	389,000
Steel Dynamics, Inc. 5.25%, 4/15/23		587	537,105
6.125%, 8/15/19		225	230,063
6.375%, 8/15/22		1,266	1,243,845
Thompson Creek Metals Co., Inc. 7.375%, 6/01/18		1,919	1,098,627
9.75%, 12/01/17		865	804,450
Univar USA, Inc. 6.75%, 7/15/23(a)		1,105	1,024,887
W.R. Grace & Co.-Conn 5.625%, 10/01/24(a)		386	378,280

			31,062,863

Capital Goods – 3.8%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/20(a)		1,194	1,035,795
Apex Tool Group LLC 7.00%, 2/01/21(a)		1,225	1,004,500
Ardagh Finance Holdings SA 8.625%, 6/15/19(a)(i)		388	395,669
Ardagh Packaging Finance PLC 9.25%, 10/15/20(a)	EUR	827	965,443
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 6/30/21(a)(b)	U.S.$	2,680	2,559,400
Ashtead Capital, Inc. 5.625%, 10/01/24(a)		456	453,720
Berry Plastics Corp. 5.125%, 7/15/23		206	194,155
5.50%, 5/15/22		1,381	1,343,022

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	9

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. 6.00%, 10/15/22(a)	U.S.$	233	$233,583
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer 6.00%, 6/15/17(a)		593	580,399
Bombardier, Inc. 5.75%, 3/15/22(a)		1,250	918,750
6.00%, 10/15/22(a)		1,300	965,250
6.125%, 1/15/23(a)		472	346,920
7.45%, 5/01/34(a)		920	616,400
7.50%, 3/15/25(a)		528	396,000
7.75%, 3/15/20(a)		1,266	1,082,430
Building Materials Corp. of America 6.00%, 10/15/25(a)		977	986,770
EnerSys 5.00%, 4/30/23(a)		716	695,415
EnPro Industries, Inc. 5.875%, 9/15/22		970	977,275
Gardner Denver, Inc. 6.875%, 8/15/21(a)		346	306,210
HD Supply, Inc. 7.50%, 7/15/20		1,814	1,886,560
11.50%, 7/15/20		400	452,000
KLX, Inc. 5.875%, 12/01/22(a)		861	837,589
KraussMaffei Group GmbH 8.75%, 12/15/20(a)	EUR	182	217,054
Manitowoc Co., Inc. (The) 5.875%, 10/15/22	U.S.$	309	328,313
8.50%, 11/01/20		1,118	1,168,310
Masco Corp. 5.95%, 3/15/22		405	441,956
6.125%, 10/03/16		1,825	1,893,474
Milacron LLC/Mcron Finance Corp. 7.75%, 2/15/21(a)		794	809,880
Moog, Inc. 5.25%, 12/01/22(a)		396	396,000
Nuverra Environmental Solutions, Inc. 9.875%, 4/15/18		45	26,325
Oshkosh Corp. 5.375%, 3/01/22		210	213,150
Owens-Brockway Glass Container, Inc. 5.875%, 8/15/23(a)		1,072	1,078,700
Pactiv LLC 7.95%, 12/15/25		1,482	1,404,195
Plastipak Holdings, Inc. 6.50%, 10/01/21(a)		846	807,930

10	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Rexam PLC 6.75%, 6/29/67(a)	EUR	2,020	$2,251,505
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.50%, 5/15/18	U.S.$	620	625,037
9.875%, 8/15/19		1,762	1,823,670
Sealed Air Corp. 4.875%, 12/01/22(a)		492	486,465
5.125%, 12/01/24(a)		489	479,220
5.50%, 9/15/25(a)		810	822,150
6.875%, 7/15/33(a)		1,295	1,298,237
SIG Combibloc Holdings SCA 7.75%, 2/15/23(a)	EUR	682	781,118
Summit Materials LLC/Summit Materials Finance Corp. 10.50%, 1/31/20	U.S.$	332	355,240
Terex Corp. 6.00%, 5/15/21		639	618,233
Textron Financial Corp. 6.00%, 2/15/67(a)		575	461,438
TransDigm, Inc. 6.00%, 7/15/22		1,400	1,305,500
6.50%, 7/15/24		925	869,361
United Rentals North America, Inc. 5.50%, 7/15/25		789	737,715
5.75%, 11/15/24		2,058	1,970,535

			42,903,966

Communications - Media – 6.0%
Altice Financing SA 6.625%, 2/15/23(a)		1,494	1,437,975
Altice US Finance II Corp. 7.75%, 7/15/25(a)		331	292,935
Arqiva Broadcast Finance PLC 9.50%, 3/31/20(a)	GBP	1,550	2,533,516
CCO Holdings LLC/CCO Holdings Capital Corp. 5.375%, 5/01/25(a)	U.S.$	128	116,640
5.75%, 1/15/24(b)		545	520,475
5.875%, 5/01/27(a)		766	710,465
6.50%, 4/30/21		195	195,975
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125%, 12/15/21(a)		2,725	2,399,703
6.375%, 9/15/20(a)		851	801,004
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22		555	552,225
Series A 7.625%, 3/15/20		430	428,925

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	11

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series B 6.50%, 11/15/22	U.S.$	1,560	$1,565,850
7.625%, 3/15/20		1,477	1,480,692
CSC Holdings LLC 5.25%, 6/01/24		2,467	1,945,846
Cumulus Media Holdings, Inc. 7.75%, 5/01/19		682	489,335
DISH DBS Corp. 5.875%, 11/15/24		2,493	2,117,492
Hughes Satellite Systems Corp. 7.625%, 6/15/21		2,323	2,488,514
iHeartCommunications, Inc. 6.875%, 6/15/18		2,299	1,977,140
9.00%, 12/15/19		407	350,020
10.00%, 1/15/18		1,884	998,520
14.00% (12.00% Cash and 2.00% PIK), 2/01/21(i)		1,185	490,971
Intelsat Jackson Holdings SA 5.50%, 8/01/23		2,670	2,202,750
LGE HoldCo VI BV 7.125%, 5/15/24(a)	EUR	968	1,157,358
Liberty Interactive LLC 3.75%, 2/15/30(j)	U.S.$	885	533,059
McClatchy Co. (The) 9.00%, 12/15/22		1,542	1,387,800
Mediacom Broadband LLC/Mediacom Broadband Corp. 6.375%, 4/01/23		1,845	1,743,525
Neptune Finco Corp. 6.625%, 10/15/25(a)		789	796,890
10.125%, 1/15/23(a)		288	290,880
10.875%, 10/15/25(a)		288	290,880
Nexstar Broadcasting, Inc. 6.875%, 11/15/20		1,099	1,131,970
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/22(a)		883	855,406
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/22		648	647,190
5.875%, 3/15/25		557	566,748
Radio One, Inc. 7.375%, 4/15/22(a)		1,400	1,309,000
9.25%, 2/15/20(a)		1,761	1,505,655
RR Donnelley & Sons Co. 7.25%, 5/15/18		1,268	1,338,374
Sinclair Television Group, Inc. 5.375%, 4/01/21		750	733,125
5.625%, 8/01/24(a)		1,500	1,363,125
6.125%, 10/01/22		2,187	2,165,130

12	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Sirius XM Radio, Inc. 5.375%, 4/15/25(a)	U.S.$	346	$331,295
6.00%, 7/15/24(a)		2,172	2,182,860
TEGNA, Inc. 4.875%, 9/15/21(a)		284	278,320
5.50%, 9/15/24(a)		332	322,870
6.375%, 10/15/23		1,721	1,807,050
Time, Inc. 5.75%, 4/15/22(a)(b)		1,486	1,389,410
Townsquare Media, Inc. 6.50%, 4/01/23(a)		1,199	1,076,102
Unitymedia GmbH 6.125%, 1/15/25(a)		1,758	1,736,025
Unitymedia Hessen GmbH & Co KG/Unitymedia NRW GmbH 5.00%, 1/15/25(a)		1,078	1,013,320
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 6.25%, 1/15/29(a)	EUR	496	584,713
Univision Communications, Inc. 5.125%, 5/15/23–2/15/25(a)	U.S.$	1,649	1,553,250
6.75%, 9/15/22(a)		1,561	1,615,635
8.50%, 5/15/21(a)		700	728,000
UPCB Finance IV Ltd. 5.375%, 1/15/25(a)		720	676,800
UPCB Finance V Ltd. 7.25%, 11/15/21(a)		432	457,380
UPCB Finance VI Ltd. 6.875%, 1/15/22(a)		558	587,993
Virgin Media Finance PLC 4.875%, 2/15/22		642	581,010
5.25%, 2/15/22		900	832,500
5.75%, 1/15/25(a)		318	298,920
6.00%, 10/15/24(a)		1,177	1,132,862
6.375%, 4/15/23(a)		350	348,250
Virgin Media Secured Finance PLC 5.50%, 1/15/25(a)	GBP	423	615,897
Wave Holdco LLC/Wave Holdco Corp. 8.25% (8.25% Cash or 9.00% PIK), 7/15/19(a)(i)	U.S.$	240	234,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/19		1,444	1,454,830
13.375%, 10/15/19		426	438,780
Ziggo Bond Finance BV 5.875%, 1/15/25(a)		634	580,110

			66,771,265

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	13

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 3.2%
Altice Luxembourg SA 7.625%, 2/15/25(a)	U.S.$	250	$220,625
Altice SA 7.25%, 5/15/22(a)	EUR	1,332	1,402,795
CenturyLink, Inc. Series U 7.65%, 3/15/42	U.S.$	275	210,375
Series W 6.75%, 12/01/23		437	382,375
Cincinnati Bell, Inc. 8.375%, 10/15/20		223	224,533
Columbus International, Inc. 7.375%, 3/30/21(a)		2,342	2,414,584
CommScope Technologies Finance LLC 6.00%, 6/15/25(a)		518	496,959
CommScope, Inc. 5.50%, 6/15/24(a)		1,311	1,252,005
Frontier Communications Corp. 6.25%, 9/15/21		373	310,523
7.125%, 1/15/23		11	9,041
7.625%, 4/15/24		2,853	2,382,255
7.875%, 1/15/27		834	683,880
9.00%, 8/15/31		450	371,250
10.50%, 9/15/22(a)		4	3,900
11.00%, 9/15/25(a)		326	315,405
InterXion Holding NV 6.00%, 7/15/20(a)	EUR	2,601	3,052,111
Level 3 Financing, Inc. 6.125%, 1/15/21	U.S.$	596	612,694
Numericable-SFR SAS 5.375%, 5/15/22(a)	EUR	264	295,619
5.625%, 5/15/24(a)	U.S.$	386	427,003
6.00%, 5/15/22(a)		1,610	1,551,637
6.25%, 5/15/24(a)		1,122	1,079,925
Sable International Finance Ltd. 6.875%, 8/01/22(a)		454	457,405
Sprint Capital Corp. 6.875%, 11/15/28		7	5,023
8.75%, 3/15/32		375	291,563
Sprint Communications, Inc. 6.00%, 11/15/22		700	526,750
Sprint Corp. 7.125%, 6/15/24		520	400,192
7.25%, 9/15/21		833	682,019
7.625%, 2/15/25		953	737,979
7.875%, 9/15/23		1,320	1,068,375

14	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

T-Mobile USA, Inc. 6.00%, 3/01/23	U.S.$	743	$716,995
6.375%, 3/01/25		655	628,800
6.542%, 4/28/20		183	185,974
6.625%, 11/15/20		311	316,054
6.731%, 4/28/22		128	127,680
6.836%, 4/28/23		774	766,260
Telecom Italia Capital SA 7.721%, 6/04/38		1,700	1,844,500
Telecom Italia SpA 5.303%, 5/30/24(a)		1,002	979,455
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125%, 9/01/20(a)		1,084	1,056,900
Wind Acquisition Finance SA 4.75%, 7/15/20(a)		1,029	1,018,710
7.375%, 4/23/21(a)		2,941	2,904,237
Windstream Services LLC 6.375%, 8/01/23		982	707,629
7.75%, 10/01/21		1,715	1,329,125
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/01/23(a)		1,830	1,775,100

			36,226,219

Consumer Cyclical - Automotive – 1.9%
Affinia Group, Inc. 7.75%, 5/01/21		1,672	1,755,600
Commercial Vehicle Group, Inc. 7.875%, 4/15/19(b)		1,084	1,102,970
Dana Holding Corp. 6.00%, 9/15/23		833	839,247
6.75%, 2/15/21		326	338,225
Exide Technologies Zero Coupon, 4/30/25(e)(k)		2,574	– 0	–‡
Series AI 7.00%, 4/30/25(e)(i)(j)(k)		3,688	2,825,323
11.00% (11.00% Cash or 7.00% PIK), 4/30/20(f)(i)		4,432	3,678,766
Gates Global LLC/Gates Global Co. 5.75%, 7/15/22(a)	EUR	125	111,102
6.00%, 7/15/22(a)	U.S.$	2,342	1,885,310
Goodyear Tire & Rubber Co. (The) 7.00%, 3/15/28		400	418,000
8.75%, 8/15/20		343	404,740
Meritor, Inc. 6.25%, 2/15/24		446	424,815
6.75%, 6/15/21		925	929,625
Navistar International Corp. 8.25%, 11/01/21		1,481	1,186,651

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	15

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Schaeffler Holding Finance BV 6.75%, 11/15/22(a)(i)	U.S.$	1,019	$1,095,425
6.875%, 8/15/18(a)(i)	EUR	711	820,864
Titan International, Inc. 6.875%, 10/01/20(b)	U.S.$	1,926	1,614,229
ZF North America Capital, Inc. 4.75%, 4/29/25(a)		1,886	1,728,047

			21,158,939

Consumer Cyclical - Entertainment – 0.6%
AMC Entertainment, Inc. 5.75%, 6/15/25		1,115	1,084,338
Carlson Travel Holdings, Inc. 7.50% (7.50% Cash or 8.25% PIK), 8/15/19(a)(i)		1,387	1,390,467
Carlson Wagonlit BV 6.875%, 6/15/19(a)		1,026	1,056,780
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.375%, 6/01/24		582	583,455
Live Nation Entertainment, Inc. 7.00%, 9/01/20(a)		740	773,300
Pinnacle Entertainment, Inc. 8.75%, 5/15/20		271	283,195
Regal Entertainment Group 5.75%, 6/15/23-2/01/25		1,624	1,555,960

			6,727,495

Consumer Cyclical - Other – 3.5%
Beazer Homes USA, Inc. 7.50%, 9/15/21		761	728,658
Boyd Gaming Corp. 9.00%, 7/01/20		1,970	2,093,519
Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/18(c)		700	213,500
11.25%, 6/01/17(c)		435	348,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope 8.00%, 10/01/20		1,260	1,197,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375%, 5/01/22		1,017	795,803
Choice Hotels International, Inc. 5.75%, 7/01/22		154	164,395
Eldorado Resorts, Inc. 7.00%, 8/01/23(a)		798	784,035
International Game Technology PLC 6.25%, 2/15/22(a)		2,050	1,906,500
6.50%, 2/15/25(a)		1,435	1,291,500

16	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Isle of Capri Casinos, Inc. 5.875%, 3/15/21	U.S.$	41	$42,230
K. Hovnanian Enterprises, Inc. 5.00%, 11/01/21		411	289,755
7.25%, 10/15/20(a)		1,200	1,137,000
KB Home 4.75%, 5/15/19		1,121	1,077,561
7.00%, 12/15/21		200	200,500
7.50%, 9/15/22		223	226,903
9.10%, 9/15/17		700	766,500
Lennar Corp. Series B 6.50%, 4/15/16		2,600	2,652,000
M/I Homes, Inc. 8.625%, 11/15/18		2,360	2,419,000
MCE Finance Ltd. 5.00%, 2/15/21(a)		2,205	1,984,500
MDC Holdings, Inc. 5.50%, 1/15/24		172	173,720
6.00%, 1/15/43		589	477,090
Meritage Homes Corp. 6.00%, 6/01/25		1,355	1,361,775
7.00%, 4/01/22		149	160,734
New Cotai LLC/New Cotai Capital Corp. 10.625%, 5/01/19(a)(b)(i)		1,309	1,066,850
Penn National Gaming, Inc. 5.875%, 11/01/21(b)		1,310	1,321,462
PulteGroup, Inc. 7.875%, 6/15/32		1,400	1,610,000
Ryland Group, Inc. (The) 6.625%, 5/01/20		1,800	1,957,500
Safari Holding Verwaltungs GmbH 8.25%, 2/15/21(a)	EUR	368	422,947
Scientific Games International, Inc. 7.00%, 1/01/22(a)	U.S.$	2,340	2,304,900
Shea Homes LP/Shea Homes Funding Corp. 5.875%, 4/01/23(a)		420	429,450
6.125%, 4/01/25(a)		830	848,675
Standard Pacific Corp. 8.375%, 5/15/18		500	562,500
10.75%, 9/15/16		528	567,600
Studio City Finance Ltd. 8.50%, 12/01/20(a)(b)		1,150	1,063,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625%, 3/01/24(a)		2,266	2,175,360
5.875%, 4/15/23(a)		875	877,187

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	17

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/01/25(a)	U.S.$	785	$673,138
Wynn Macau Ltd. 5.25%, 10/15/21(a)(b)		1,265	1,098,178

			39,471,675

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 4.625%, 1/15/22(a)		1,110	1,085,247
6.00%, 4/01/22(a)		1,991	2,020,865
Pizzaexpress Financing 1 PLC 8.625%, 8/01/22(a)	GBP	198	306,924
Pizzaexpress Financing 2 PLC 6.625%, 8/01/21(a)		692	1,058,341

			4,471,377

Consumer Cyclical - Retailers – 2.5%
American Tire Distributors, Inc. 10.25%, 3/01/22(a)	U.S.$	2,435	2,483,700
Argos Merger Sub, Inc. 7.125%, 3/15/23(a)		2,889	2,921,501
Brighthouse Group PLC 7.875%, 5/15/18(a)	GBP	762	1,089,777
Cash America International, Inc. 5.75%, 5/15/18	U.S.$	1,651	1,655,128
Dollar Tree, Inc. 5.75%, 3/01/23(a)		1,886	1,956,725
Dufry Finance SCA 4.50%, 8/01/23(a)	EUR	1,208	1,376,883
Group 1 Automotive, Inc. 5.00%, 6/01/22	U.S.$	372	366,420
JC Penney Corp., Inc. 6.375%, 10/15/36		421	291,543
7.40%, 4/01/37		600	462,000
L Brands, Inc. 6.90%, 7/15/17		893	964,440
6.95%, 3/01/33		500	518,750
7.60%, 7/15/37		1,000	1,102,500
Levi Strauss & Co. 5.00%, 5/01/25		1,380	1,352,400
Men’s Wearhouse, Inc. (The) 7.00%, 7/01/22(b)		534	550,089
Murphy Oil USA, Inc. 6.00%, 8/15/23		716	732,110
Neiman Marcus Group Ltd. LLC 8.75% (8.75% Cash or 9.50% PIK), 10/15/21(a)(i)		1,366	1,406,980

18	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Party City Holdings, Inc. 6.125%, 8/15/23(a)	U.S.$	1,090	$1,098,175
Rite Aid Corp. 6.125%, 4/01/23(a)		2,785	2,764,112
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/01/22		1,779	1,854,608
Serta Simmons Bedding LLC 8.125%, 10/01/20(a)		1,053	1,103,018
Sonic Automotive, Inc. 5.00%, 5/15/23		2,015	1,929,362
Wolverine World Wide, Inc. 6.125%, 10/15/20		501	520,414

			28,500,635

Consumer Non-Cyclical – 6.9%
Air Medical Merger Sub Corp. 6.375%, 5/15/23(a)		1,985	1,801,387
Alere, Inc. 6.375%, 7/01/23(a)		392	397,880
7.25%, 7/01/18		765	795,600
8.625%, 10/01/18		2,190	2,237,216
AMAG Pharmaceuticals, Inc. 7.875%, 9/01/23(a)		1,192	1,141,340
Amsurg Corp. 5.625%, 7/15/22		728	727,090
BI-LO LLC/BI-LO Finance Corp. 8.625% (8.625% Cash or 9.375% PIK), 9/15/18(a)(i)		1,292	1,162,800
9.25%, 2/15/19(a)		1,140	1,151,400
Boparan Finance PLC 5.25%, 7/15/19(a)(b)	GBP	588	827,232
5.50%, 7/15/21(a)		775	1,026,420
Capsugel SA 7.00% (7.00% Cash or 7.75% PIK), 5/15/19(a)(i)	U.S.$	3,018	3,018,000
Care UK Health & Social Care PLC 5.584%, 7/15/19(a)(h)	GBP	268	373,794
8.084%, 1/15/20(a)(h)		400	556,692
Cerba European Lab SAS 7.00%, 2/01/20(a)	EUR	959	1,109,092
Cerberus Nightingale 1 SARL 8.25%, 2/01/20(a)		200	225,156
CHS/Community Health Systems, Inc. 6.875%, 2/01/22	U.S.$	1,964	2,005,656
7.125%, 7/15/20		781	812,240
Concordia Healthcare Corp. 7.00%, 4/15/23(a)		616	539,000
ConvaTec Finance International SA 8.25% (8.25% Cash or 9.00% PIK), 1/15/19(a)(i)		590	579,675

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	19

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

DaVita HealthCare Partners, Inc. 5.00%, 5/01/25	U.S.$	1,835	$1,761,600
Elior Finance & Co. SCA 6.50%, 5/01/20(a)	EUR	176	208,715
Endo Finance LLC 5.75%, 1/15/22(a)	U.S.$	126	124,740
Endo Finance LLC/Endo Finco, Inc. 7.75%, 1/15/22(a)		332	350,260
Endo Ltd./Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/23-2/01/25(a)		2,018	1,969,067
Envision Healthcare Corp. 5.125%, 7/01/22(a)		1,387	1,383,532
Ephios Bondco PLC 6.25%, 7/01/22(a)	EUR	1,525	1,698,956
First Quality Finance Co., Inc. 4.625%, 5/15/21(a)	U.S.$	3,247	3,019,710
Galaxy Bidco Ltd. 6.375%, 11/15/20(a)	GBP	133	202,001
Grifols Worldwide Operations Ltd. 5.25%, 4/01/22	U.S.$	745	737,088
HCA, Inc. 4.25%, 10/15/19		1,475	1,489,750
5.375%, 2/01/25		209	206,910
6.50%, 2/15/16		290	293,263
Hill-Rom Holdings, Inc. 5.75%, 9/01/23(a)		265	265,663
Holding Medi-Partenaires SAS 7.00%, 5/15/20(a)	EUR	1,401	1,649,990
Horizon Pharma Financing, Inc. 6.625%, 5/01/23(a)	U.S.$	1,450	1,279,625
HRG Group, Inc. 7.875%, 7/15/19(a)		929	959,193
7.875%, 7/15/19		1,155	1,198,313
IDH Finance PLC 6.00%, 12/01/18(a)	GBP	355	543,471
Immucor, Inc. 11.125%, 8/15/19	U.S.$	1,350	1,390,500
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375%, 8/01/23(a)		799	777,028
Kindred Healthcare, Inc. 8.00%, 1/15/20(a)		1,280	1,356,800
Kinetic Concepts, Inc./KCI USA, Inc. 10.50%, 11/01/18		1,500	1,570,125
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 4/15/25(a)		1,141	1,016,916
5.75%, 8/01/22(a)		1,181	1,139,665

20	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

MPH Acquisition Holdings LLC 6.625%, 4/01/22(a)	U.S.$	653	$653,000
Post Holdings, Inc. 7.375%, 2/15/22		1,722	1,747,830
7.75%, 3/15/24(a)		605	620,125
8.00%, 7/15/25(a)		603	621,090
PRA Holdings, Inc. 9.50%, 10/01/23(a)		1,545	1,703,362
Priory Group No. 3 PLC 7.00%, 2/15/18(a)	GBP	612	953,893
Quintiles Transnational Corp. 4.875%, 5/15/23(a)	U.S.$	1,158	1,146,420
R&R Ice Cream PLC 8.25%, 5/15/20(a)	AUD	720	515,941
R&R PIK PLC 9.25%, 5/15/18(a)(i)	EUR	1,668	1,879,051
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 9.50%, 6/15/19(a)	U.S.$	473	491,920
RSI Home Products, Inc. 6.50%, 3/15/23(a)		1,785	1,785,000
Smithfield Foods, Inc. 5.25%, 8/01/18(a)		814	826,210
5.875%, 8/01/21(a)		1,318	1,350,950
6.625%, 8/15/22		346	364,598
Spectrum Brands, Inc. 5.75%, 7/15/25(a)		288	293,760
6.125%, 12/15/24(a)		437	450,110
6.375%, 11/15/20		338	356,590
6.625%, 11/15/22		560	592,200
Sterigenics-Nordion Holdings LLC 6.50%, 5/15/23(a)		255	253,088
Sun Products Corp. (The) 7.75%, 3/15/21(a)		2,149	1,832,022
Surgical Care Affiliates, Inc. 6.00%, 4/01/23(a)		480	476,400
TeamSystem Holding SpA 7.375%, 5/15/20(a)	EUR	1,330	1,530,027
Tenet Healthcare Corp. 6.00%, 10/01/20	U.S.$	95	100,225
6.875%, 11/15/31		3,936	3,542,400
8.125%, 4/01/22		752	799,301
Valeant Pharmaceuticals International, Inc. 5.50%, 3/01/23(a)		230	218,500
5.875%, 5/15/23(a)		396	378,180
6.125%, 4/15/25(a)		2,521	2,401,252
7.25%, 7/15/22(a)		635	646,589
Voyage Care Bondco PLC 6.50%, 8/01/18(a)	GBP	1,200	1,851,969

			77,462,554

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	21

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Energy – 5.2%
Antero Resources Corp. 5.125%, 12/01/22	U.S.$	457	$393,020
5.375%, 11/01/21		2,000	1,760,000
5.625%, 6/01/23(a)		231	202,703
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 7.875%, 4/15/22		703	251,323
California Resources Corp. 6.00%, 11/15/24(b)		2,064	1,229,370
Carrizo Oil & Gas, Inc. 7.50%, 9/15/20		246	230,010
Chaparral Energy, Inc. 7.625%, 11/15/22		2,278	672,010
CHC Helicopter SA 9.25%, 10/15/20		2,058	1,152,648
Chesapeake Energy Corp. 3.539%, 4/15/19(h)		736	522,560
Cobalt International Energy, Inc. 2.625%, 12/01/19(j)		796	566,155
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25%, 4/01/23(a)		1,008	856,800
DCP Midstream Operating LP 3.875%, 3/15/23		409	341,615
5.60%, 4/01/44		1,848	1,495,708
Denbury Resources, Inc. 4.625%, 7/15/23		3,423	1,848,420
5.50%, 5/01/22		434	258,230
Diamondback Energy, Inc. 7.625%, 10/01/21		609	639,450
Energy Transfer Equity LP 5.875%, 1/15/24		1,420	1,278,710
7.50%, 10/15/20		309	307,455
Energy XXI Gulf Coast, Inc. 7.75%, 6/15/19		1,100	165,000
11.00%, 3/15/20(a)		840	394,800
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375%, 5/01/20		1,002	861,720
Era Group, Inc. 7.75%, 12/15/22		49	46,795
EXCO Resources, Inc. 7.50%, 9/15/18		389	114,755
8.50%, 4/15/22		426	119,280
Global Partners LP/GLP Finance Corp. 6.25%, 7/15/22		2,976	2,618,880
Golden Energy Offshore Services AS 8.41%, 5/28/17(d)(h)	NOK	4,936	211,629

22	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Holly Energy Partners LP/Holly Energy Finance Corp. 6.50%, 3/01/20	U.S.$	1,317	$1,251,150
Hornbeck Offshore Services, Inc. 5.875%, 4/01/20		1,570	1,232,450
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 4/01/22		2,100	1,668,198
Jupiter Resources, Inc. 8.50%, 10/01/22(a)		2,580	1,451,250
Laredo Petroleum, Inc. 7.375%, 5/01/22		1,223	1,183,252
Legacy Reserves LP/Legacy Reserves Finance Corp. 6.625%, 12/01/21		2,060	1,400,800
8.00%, 12/01/20		711	511,920
Linn Energy LLC/Linn Energy Finance Corp. 6.25%, 11/01/19		766	195,330
8.625%, 4/15/20		802	216,540
Memorial Resource Development Corp. 5.875%, 7/01/22		2,634	2,396,940
Newfield Exploration Co. 5.625%, 7/01/24		646	610,470
Northern Blizzard Resources, Inc. 7.25%, 2/01/22(a)		844	689,970
Northern Oil and Gas, Inc. 8.00%, 6/01/20		819	609,131
Oasis Petroleum, Inc. 6.875%, 3/15/22		1,169	926,199
Offshore Group Investment Ltd. 7.125%, 4/01/23		1,283	410,560
7.50%, 11/01/19		2,176	707,200
Pacific Drilling SA 5.375%, 6/01/20(a)		3,612	2,131,080
Paragon Offshore PLC 6.75%, 7/15/22(a)		933	121,290
7.25%, 8/15/24(a)		3,719	483,470
PDC Energy, Inc. 7.75%, 10/15/22		200	199,000
PHI, Inc. 5.25%, 3/15/19		1,567	1,347,620
Precision Drilling Corp. 6.50%, 12/15/21		738	627,300
QEP Resources, Inc. 5.25%, 5/01/23		909	759,924
Sabine Pass Liquefaction LLC 5.625%, 3/01/25(a)		480	423,000
5.75%, 5/15/24		1,528	1,359,920
6.25%, 3/15/22		675	627,750

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	23

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Sabine Pass LNG LP 6.50%, 11/01/20	U.S.$	757	$732,397
Sanchez Energy Corp. 6.125%, 1/15/23		851	570,170
SandRidge Energy, Inc. 7.50%, 2/15/23		865	186,516
Seitel, Inc. 9.50%, 4/15/19		597	498,495
Seven Generations Energy Ltd. 6.75%, 5/01/23(a)		440	378,400
8.25%, 5/15/20(a)		1,960	1,842,400
SM Energy Co. 5.625%, 6/01/25		638	548,680
6.50%, 1/01/23		474	440,820
Southern Star Central Corp. 5.125%, 7/15/22(a)		1,200	1,152,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.75%, 3/15/24(a)		1,755	1,676,025
6.875%, 2/01/21		960	928,800
Tervita Corp. 8.00%, 11/15/18(a)		946	709,500
9.75%, 11/01/19(a)		1,039	550,670
10.875%, 2/15/18(a)		591	325,050
Transocean, Inc. 6.80%, 3/15/38		1,700	1,054,000
Triangle USA Petroleum Corp. 6.75%, 7/15/22(a)		2,947	1,237,740
Whiting Petroleum Corp. 5.75%, 3/15/21		1,146	991,863
6.25%, 4/01/23(b)		1,537	1,329,505
WPX Energy, Inc. 8.25%, 8/01/23(b)		590	535,425

			57,769,216

Other Industrial – 1.2%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/18(a)		315	275,688
9.00%, 10/15/18(a)	EUR	633	619,664
10.75%, 10/15/19(a)	U.S.$	2,172	1,151,160
B456 Systems, Inc. 3.75%, 4/15/16(g)(j)(k)		955	40,588
Belden, Inc. 5.25%, 7/15/24(a)		793	733,525
Briggs & Stratton Corp. 6.875%, 12/15/20		398	429,840
General Cable Corp. 4.50%, 11/15/29(j)(l)		1,158	696,971
5.75%, 10/01/22		1,460	1,241,000

24	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Laureate Education, Inc. 9.25%, 9/01/19(a)	U.S.$	2,278	$1,788,230
Liberty Tire Recycling LLC 11.00%, 3/31/21(d)(e)(i)		1,311	568,629
Modular Space Corp. 10.25%, 1/31/19(a)		1,451	1,008,445
New Enterprise Stone & Lime Co., Inc. 11.00%, 9/01/18		1,358	1,167,880
13.00% (7.00% Cash and 6.00% PIK), 3/15/18(i)		1,364	1,412,071
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/18(a)		2,063	2,111,996

			13,245,687

Services – 0.6%
ADT Corp. (The) 4.125%, 4/15/19(b)		1,544	1,551,720
6.25%, 10/15/21		477	491,906
Cerved Group SpA 8.00%, 1/15/21(a)	EUR	401	477,848
Geo Debt Finance SCA 7.50%, 8/01/18(a)(b)		416	427,651
Mobile Mini, Inc. 7.875%, 12/01/20	U.S.$	1,175	1,219,063
Monitronics International, Inc. 9.125%, 4/01/20		850	765,000
Service Corp. International/US 7.50%, 4/01/27		1,500	1,695,000

			6,628,188

Technology – 3.2%
Alcatel-Lucent USA, Inc. 8.875%, 1/01/20(a)		601	643,070
Amkor Technology, Inc. 6.375%, 10/01/22		2,681	2,478,249
Aspect Software, Inc. 10.625%, 5/15/17		1,473	1,244,685
Avaya, Inc. 7.00%, 4/01/19(a)		289	229,033
10.50%, 3/01/21(a)		2,776	1,283,900
Blackboard, Inc. 7.75%, 11/15/19(a)		544	456,960
BMC Software Finance, Inc. 8.125%, 7/15/21(a)		1,864	1,506,345
Brightstar Corp. 9.50%, 12/01/16(a)		1,833	1,846,747
CDW LLC/CDW Finance Corp. 5.00%, 9/01/23		740	745,395
5.50%, 12/01/24		816	816,000
6.00%, 8/15/22		876	915,639

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	25

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Ceridian HCM Holding, Inc. 11.00%, 3/15/21(a)	U.S.$	1,165	$1,065,975
Compiler Finance Sub, Inc. 7.00%, 5/01/21(a)		411	254,820
CPI International, Inc. 8.75%, 2/15/18		1,768	1,754,740
Dell, Inc. 6.50%, 4/15/38		1,381	1,217,904
Energizer Holdings, Inc. 5.50%, 6/15/25(a)		773	752,709
Ensemble S Merger Sub, Inc. 9.00%, 9/30/23(a)		802	775,935
First Data Corp. 6.75%, 11/01/20(a)		273	285,285
11.75%, 8/15/21		1,601	1,777,110
12.625%, 1/15/21		985	1,119,206
Freescale Semiconductor, Inc. 5.00%, 5/15/21(a)		747	758,205
6.00%, 1/15/22(a)		776	810,920
Goodman Networks, Inc. 12.125%, 7/01/18		2,020	1,030,200
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% (7.125% Cash or 7.875% PIK), 5/01/21(a)(b)(i)		1,126	990,880
Infor US, Inc. 6.50%, 5/15/22(a)		2,653	2,434,127
Micron Technology, Inc. 5.25%, 8/01/23(a)		487	447,943
5.50%, 2/01/25		2,446	2,244,205
MSCI, Inc. 5.25%, 11/15/24(a)		554	559,540
5.75%, 8/15/25(a)		588	592,410
NXP BV/NXP Funding LLC 5.75%, 3/15/23(a)		924	960,960
Open Text Corp. 5.625%, 1/15/23(a)		957	949,224
Sabre GLBL, Inc. 5.375%, 4/15/23(a)		720	709,200
SunGard Data Systems, Inc. 7.625%, 11/15/20		1,600	1,660,000
Syniverse Holdings, Inc. 9.125%, 1/15/19		813	691,050

			36,008,571

Transportation - Airlines – 0.5%
Air Canada 6.75%, 10/01/19(a)		1,300	1,361,880
8.75%, 4/01/20(a)		1,654	1,811,130

26	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Northwest Airlines Pass-Through Trust Series 2000-1, Class G 7.15%, 10/01/19	U.S.$	532	$557,499
UAL Pass-Through Trust Series 2007-1A 6.636%, 7/02/22		1,297	1,388,267

			5,118,776

Transportation - Services – 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/01/23		297	286,605
Avis Budget Finance PLC 6.00%, 3/01/21(a)	EUR	530	601,105
CEVA Group PLC 9.00%, 9/01/21(a)	U.S.$	883	741,720
EC Finance PLC 5.125%, 7/15/21(a)	EUR	836	941,302
Hapag-Lloyd AG 9.75%, 10/15/17(a)	U.S.$	1,005	1,035,150
Hertz Corp. (The) 5.875%, 10/15/20		2,890	2,856,765
LBC Tank Terminals Holding Netherlands BV 6.875%, 5/15/23(a)		1,147	1,190,013
XPO Logistics, Inc. 6.50%, 6/15/22(a)		1,200	1,014,750

			8,667,410

			482,194,836

Financial Institutions – 7.7%
Banking – 4.5%
ABN AMRO Bank NV 4.31%, 3/10/16(m)	EUR	2,295	2,570,841
Ally Financial, Inc. 8.00%, 11/01/31(b)	U.S.$	1,151	1,369,690
Baggot Securities Ltd. 10.24%, 10/30/15(a)(m)	EUR	495	559,817
Bank of America Corp. Series AA 6.10%, 3/17/25(m)	U.S.$	3,319	3,223,745
Series X 6.25%, 9/05/24(m)		98	95,795
Series Z 6.50%, 10/23/24(m)		1,402	1,430,040
Bank of Ireland 10.00%, 7/30/16(a)	EUR	349	409,959
10.00%, 2/12/20		1,130	1,557,731

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	27

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Barclays Bank PLC 6.86%, 6/15/32(a)(m)	U.S.$	166	$188,410
7.625%, 11/21/22		1,479	1,657,404
7.70%, 4/25/18(a)(m)		974	1,062,967
7.75%, 4/10/23		1,437	1,539,386
Barclays PLC 8.00%, 12/15/20(m)	EUR	263	310,451
BBVA International Preferred SAU 1.613%, 12/22/15(h)(m)		609	669,313
4.952%, 9/20/16(a)(m)		1,650	1,845,583
BNP Paribas SA 7.375%, 8/19/25(a)(m)	U.S.$	2,800	2,817,500
Citigroup, Inc. 5.95%, 1/30/23(m)		588	570,727
Commerzbank AG 8.125%, 9/19/23(a)		1,052	1,219,910
Credit Agricole SA 6.625%, 9/23/19(a)(m)		843	810,334
7.589%, 1/30/20(m)	GBP	1,000	1,645,116
7.875%, 1/23/24(a)(m)	U.S.$	549	545,569
Credit Suisse Group AG 7.50%, 12/11/23(a)(m)		3,647	3,801,997
Danske Bank A/S 5.684%, 2/15/17(m)	GBP	720	1,102,795
HBOS Capital Funding LP 4.939%, 5/23/16(m)	EUR	418	464,745
HT1 Funding GmbH 6.352%, 6/30/17(m)		1,550	1,733,529
ING Groep NV 6.00%, 4/16/20(m)	U.S.$	688	669,080
6.50%, 4/16/25(m)		1,143	1,085,850
LBG Capital No.1 PLC 8.00%, 6/15/20(a)(m)		1,860	2,083,200
Lloyds Banking Group PLC 6.413%, 10/01/35(a)(m)		235	261,731
6.657%, 5/21/37(a)(m)		98	109,515
7.50%, 6/27/24(m)		2,950	3,011,655
Novo Banco SA 2.625%, 5/08/17(a)	EUR	500	517,097
RBS Capital Trust C 4.243%, 1/12/16(m)		1,250	1,389,766
Societe Generale SA 7.875%, 12/18/23(a)(m)	U.S.$	1,308	1,275,300
8.00%, 9/29/25(a)(m)		2,700	2,658,269
UT2 Funding PLC 5.321%, 6/30/16	EUR	1,293	1,461,197
Zions Bancorporation 5.65%, 11/15/23	U.S.$	508	525,780

28	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

5.80%, 6/15/23(m)	U.S.$	1,800	$1,719,000

			49,970,794

Brokerage – 0.2%
E*TRADE Financial Corp. 4.625%, 9/15/23		1,835	1,853,350
5.375%, 11/15/22		810	858,600
Lehman Brothers Holdings, Inc. 6.875%, 5/02/18(g)		1,690	– 0	–‡

			2,711,950

Finance – 1.4%
Artsonig Pty Ltd. 11.50% (11.50% Cash or 12.00% PIK), 4/01/19(a)(i)		1,469	58,763
Creditcorp 12.00%, 7/15/18(a)		1,300	1,002,625
Enova International, Inc. 9.75%, 6/01/21		2,216	1,794,960
ILFC E-Capital Trust II 6.25%, 12/21/65(a)		2,000	1,850,000
International Lease Finance Corp. 8.25%, 12/15/20		2,170	2,538,900
8.75%, 3/15/17		282	303,150
8.875%, 9/01/17		280	306,250
Molycorp, Inc. 3.25%, 6/15/16(c)(j)		525	1,313
Navient Corp. 5.50%, 1/15/19		2,496	2,319,720
5.625%, 8/01/33		455	294,612
5.875%, 10/25/24		230	180,550
6.125%, 3/25/24		250	200,000
7.25%, 1/25/22		377	329,875
8.00%, 3/25/20		233	223,097
Peninsula Gaming LLC/Peninsula Gaming Corp. 8.375%, 2/15/18(a)		996	1,029,615
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/18(a)		3,646	2,871,225

			15,304,655

Insurance – 0.7%
CNO Financial Group, Inc. 5.25%, 5/30/25		750	761,250
Genworth Holdings, Inc. 6.15%, 11/15/66		750	345,000
7.625%, 9/24/21		1,216	1,185,600
HUB International Ltd. 7.875%, 10/01/21(a)		1,300	1,241,500
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)		1,250	1,453,125

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	29

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

USI, Inc./NY 7.75%, 1/15/21(a)	U.S.$	2,375	$2,324,531

			7,311,006

Other Finance – 0.6%
ACE Cash Express, Inc. 11.00%, 2/01/19(a)		850	293,250
CNG Holdings, Inc. 9.375%, 5/15/20(a)		1,305	691,650
iPayment, Inc. 9.50%, 12/15/19(a)		56	55,184
Series AI 9.50%, 12/15/19		2,259	2,236,330
Lock AS 7.00%, 8/15/21(a)	EUR	823	961,150
Lock Lower Holding AS 9.50%, 8/15/22(a)		500	587,194
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/18(a)(b)	U.S.$	1,166	921,140
Speedy Group Holdings Corp. 12.00%, 11/15/17(a)		1,711	1,351,690

			7,097,588

REITS – 0.3%
Communications Sales & Leasing, Inc./CSL Capital LLC 6.00%, 4/15/23(a)		1,345	1,200,413
8.25%, 10/15/23		2,282	1,951,110

			3,151,523

			85,547,516

Utility – 1.8%
Electric – 1.8%
AES Corp./VA 4.875%, 5/15/23		1,840	1,614,600
7.375%, 7/01/21		1,280	1,328,000
Calpine Corp. 5.50%, 2/01/24		985	916,050
5.75%, 1/15/25		1,436	1,342,660
7.875%, 1/15/23(a)		460	491,050
DPL, Inc. 6.75%, 10/01/19		465	482,438
Dynegy, Inc. 7.375%, 11/01/22		1,355	1,366,856
7.625%, 11/01/24		1,405	1,419,050
FirstEnergy Corp. Series C 7.375%, 11/15/31		857	1,034,299
GenOn Energy, Inc. 9.50%, 10/15/18		1,450	1,341,250

30	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

9.875%, 10/15/20	U.S.$	1,200	$1,116,000
NRG Energy, Inc. 6.25%, 7/15/22		319	290,290
6.625%, 3/15/23		2,133	1,962,360
Series WI 6.25%, 5/01/24(b)		2,193	1,935,322
NRG Yield Operating LLC 5.375%, 8/15/24		843	739,733
Talen Energy Supply LLC 4.60%, 12/15/21		1,475	1,224,987
Texas Competitive/TCEH 11.50%, 10/01/20(n)		626	242,575
Viridian Group FundCo II Ltd. 7.50%, 3/01/20(a)	EUR	1,311	1,428,435

			20,275,955

Total Corporates – Non-Investment Grade (cost $651,457,090)			588,018,307

GOVERNMENTS – TREASURIES – 21.4%
Brazil – 2.3%
Brazil Notas do Tesouro Nacional Series B 6.00%, 8/15/50	BRL	1,400	793,618
Series F 10.00%, 1/01/17-1/01/25		105,620	23,810,895
Series NTNB 6.00%, 5/15/45		2,100	1,200,624

			25,805,137

Colombia – 0.3%
Colombia Government International Bond 12.00%, 10/22/15	COP	1,015,000	329,784
Colombian TES Series B 10.00%, 7/24/24		8,000,000	2,897,929

			3,227,713

Indonesia – 0.3%
Indonesia – Recap Linked Note (JPMC) 10.00%, 7/18/17	IDR	47,971,000	3,314,207

Philippines – 0.3%
Philippine Government International Bond 6.25%, 1/14/36(k)	PHP	143,000	3,357,777

South Africa – 0.5%
South Africa Government Bond Series R204 8.00%, 12/21/18	ZAR	10,750	783,842

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	31

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series R207 7.25%, 1/15/20	ZAR	60,872	$4,293,565
Series R208 6.75%, 3/31/21		490	33,268

			5,110,675

United States – 17.7%
U.S. Treasury Bonds 2.75%, 11/15/42	U.S.$	3,000	2,920,782
3.125%, 2/15/42(b)		4,000	4,209,688
4.50%, 2/15/36(o)(p)		2,400	3,146,938
5.00%, 5/15/37		3,500	4,907,472
5.25%, 2/15/29(o)		5,750	7,719,225
6.125%, 11/15/27(o)(p)		2,200	3,121,996
8.125%, 5/15/21(b)		26,250	35,570,115
U.S. Treasury Notes 1.25%, 1/31/20(b)		137,000	136,853,684

			198,449,900

Total Governments – Treasuries (cost $256,340,793)			239,265,409

COLLATERALIZED MORTGAGE OBLIGATIONS – 10.4%
GSE Risk Share Floating Rate – 3.9%
Bellemeade Re Ltd. Series 2015-1A, Class M2 4.489%, 7/25/25(a)(h)		1,220	1,221,525
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 7.344%, 7/25/23(h)		2,350	2,721,619
Series 2013-DN2, Class M2 4.444%, 11/25/23(h)		1,925	1,923,989
Series 2014-DN1, Class M3 4.694%, 2/25/24(h)		1,939	1,934,629
Series 2014-DN2, Class M3 3.794%, 4/25/24(h)		514	481,570
Series 2014-DN4, Class M3 4.744%, 10/25/24(h)		500	500,598
Series 2014-HQ2, Class M3 3.944%, 9/25/24(h)		3,710	3,470,656
Series 2014-HQ3, Class M3 4.944%, 10/25/24(h)		1,655	1,660,322
Series 2015-DNA1, Class M3 3.494%, 10/25/27(h)		480	452,849
Series 2015-DNA2, Class B 7.744%, 12/25/27(h)		715	703,853

32	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2015-HQ1, Class M3 3.994%, 3/25/25(h)	U.S.$	530	$510,121
Series 2015-HQA1, Class B 8.994%, 3/25/28(h)		1,015	1,011,173
Series 2015-HQA1, Class M3 4.894%, 3/25/28(h)		1,205	1,203,106
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 5.444%, 10/25/23(h)		1,451	1,531,542
Series 2014-C01, Class M2 4.594%, 1/25/24(h)		3,991	3,998,316
Series 2014-C02, Class 1M2 2.799%, 5/25/24(h)		490	431,083
Series 2014-C03, Class 1M2 3.194%, 7/25/24(h)		1,147	1,037,211
Series 2014-C04, Class 1M2 5.094%, 11/25/24(h)		3,900	3,910,548
Series 2014-C04, Class 2M2 5.194%, 11/25/24(h)		672	677,584
Series 2015-C01, Class 1M2 4.494%, 2/25/25(h)		2,785	2,706,597
Series 2015-C01, Class 2M2 4.744%, 2/25/25(h)		3,000	2,979,813
Series 2015-C02, Class 2M2 4.194%, 5/25/25(h)		2,095	2,002,106
Series 2015-C03, Class 1M2 5.194%, 7/25/25(h)		2,202	2,191,627
Series 2015-C03, Class 2M2 5.194%, 7/25/25(h)		1,940	1,935,293
JP Morgan Madison Avenue Securities Trust Series 2015-1 Series 2015-CH1, Class M2 5.696%, 10/25/25(a)(h)		1,435	1,420,650
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.70%, 11/25/25(a)(h)		625	625,000

			43,243,380

Non-Agency Fixed Rate – 3.5%
BCAP LLC Trust Series 2009-RR13, Class 17A3 6.056%, 4/26/37(a)		526	439,709
Bear Stearns ARM Trust Series 2007-3, Class 1A1 2.795%, 5/25/47		451	395,420
Series 2007-4, Class 22A1 4.777%, 6/25/47		1,578	1,405,709

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	33

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

BNPP Mortgage Securities LLC Trust Series 2009-1, Class B1 6.00%, 8/27/37(a)	U.S.$	809	$686,413
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 2/25/37		838	620,147
CHL Mortgage Pass-Through Trust Series 2007-4, Class 1A39 6.00%, 5/25/37		721	655,561
Series 2007-HY4, Class 1A1 2.674%, 9/25/47		506	451,737
Citigroup Mortgage Loan Trust Series 2006-4, Class 2A1A 6.00%, 12/25/35		2,490	2,309,085
Series 2006-AR3, Class 1A2A 5.232%, 6/25/36		1,537	1,465,441
Series 2007-AR4, Class 1A1A 5.377%, 3/25/37		372	353,219
Series 2010-3, Class 2A2 7.063%, 8/25/37(a)		485	426,146
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 3/25/37		1,698	1,483,032
Countrywide Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 6/25/36		1,357	1,216,485
Series 2006-41CB, Class 2A13 5.75%, 1/25/37		1,152	1,034,071
Series 2006-42, Class 1A6 6.00%, 1/25/47		1,008	908,190
Series 2006-HY12, Class A5 3.584%, 8/25/36		2,533	2,411,279
Series 2006-J1, Class 1A10 5.50%, 2/25/36		2,177	1,956,533
Series 2006-J5, Class 1A1 6.50%, 9/25/36		1,331	1,196,267
Series 2007-13, Class A2 6.00%, 6/25/47		1,639	1,376,067
Credit Suisse Mortgage Trust Series 2009-8R, Class 6A2 6.00%, 1/26/38(a)		115	86,175
Series 2010-13R, Class 1A2 5.50%, 12/26/35(a)		45	42,565
Series 2010-9R, Class 1A5 4.00%, 8/27/37(a)		623	611,263
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		918	799,589

34	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

First Horizon Alternative Mortgage Securities Trust Series 2006-AA5, Class A1 2.232%, 9/25/36	U.S.$	1,021	$832,423
Series 2006-FA1, Class 1A3 5.75%, 4/25/36		959	765,325
IndyMac Index Mortgage Loan Trust Series 2005-AR15, Class A1 2.575%, 9/25/35		1,097	916,429
Series 2006-AR37, Class 2A1 4.363%, 2/25/37		731	587,430
Morgan Stanley Mortgage Loan Trust Series 2005-10, Class 4A1 5.50%, 12/25/35		593	541,931
Series 2007-12, Class 3A22 6.00%, 8/25/37		165	148,953
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 9/25/35		882	805,884
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 8/25/36		307	253,762
Structured Adjustable Rate Mortgage Loan Trust Series 2005-18, Class 8A1 2.732%, 9/25/35		1,156	1,072,414
Series 2006-9, Class 4A1 5.151%, 10/25/36		915	796,554
Washington Mutual Alternative Mortgage Pass-Through Certificates Trust Series 2006-7, Class A3 4.603%, 9/25/36		1,948	1,094,866
Series 2006-7, Class A4 4.603%, 9/25/36		2,050	1,151,960
Series 2006-9, Class A4 5.062%, 10/25/36		2,012	1,102,595
Washington Mutual Mortgage Pass- Through Certificates Trust Series 2007-HY3, Class 4A1 2.42%, 3/25/37		2,018	1,902,170
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1 6.25%, 7/25/37		1,862	1,686,205
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.641%, 12/28/37		2,457	2,270,574
Series 2007-AR8, Class A1 2.721%, 11/25/37		974	857,498

			39,117,076

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	35

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Non-Agency Floating Rate – 3.0%
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 0.794%, 8/25/37(h)	U.S.$	1,106	$847,299
Citigroup Mortgage Loan Trust, Inc. Series 2005-8, Class 2A2 4.606%, 9/25/35(h)(q)		1,002	92,703
Countrywide Alternative Loan Trust Series 2007-7T2, Class A3 0.794%, 4/25/37(h)		3,749	1,935,728
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1 0.334%, 7/25/47(h)		706	571,901
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A5 0.494%, 4/25/37(h)		663	355,686
Series 2007-FA2, Class 1A6 5.356%, 4/25/37(h)(q)		198	46,693
Series 2007-FA2, Class 1A10 0.444%, 4/25/37(h)		585	311,925
HarborView Mortgage Loan Trust Series 2007-4, Class 2A1 0.436%, 7/19/47(h)		3,234	2,639,086
Series 2007-7, Class 2A1A 1.194%, 10/25/37(h)		675	593,601
Lehman XS Trust Series 2007-10H, Class 2AIO 6.802%, 7/25/37(h)(q)		713	198,207
Series 2007-15N, Class 4A1 1.094%, 8/25/47(h)		779	531,063
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 6.356%, 12/25/36(h)(q)		6,702	1,521,293
Structured Asset Mortgage Investments II Trust Series 2007-AR6, Class A1 1.699%, 8/25/47(h)		2,183	1,813,414
Wachovia Mortgage Loan Trust Series Series 2006-ALT1, Class A1 0.274%, 1/25/37(h)		3,164	2,256,351
Series 2006-ALT1, Class A2 0.374%, 1/25/37(h)		15,496	11,054,131
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5, Class A1A 1.189%, 6/25/46(h)		767	666,575

36	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2007-OA1, Class A1A 0.899%, 2/25/47(h)	U.S.$	2,566	$2,046,745
Series 2007-OA3, Class 2A1A 0.959%, 4/25/47(h)		834	702,807
Series 2007-OA4, Class A1A 0.959%, 4/25/47(h)		3,228	2,437,220
Series 2007-OA5, Class 1A 0.949%, 6/25/47(h)		4,454	3,660,286

			34,282,714

Total Collateralized Mortgage Obligations (cost $115,202,095)			116,643,170

CORPORATES – INVESTMENT GRADE – 7.9%
Industrial – 3.9%
Basic – 1.7%
Braskem Finance Ltd. 6.45%, 2/03/24		2,254	1,859,550
7.00%, 5/07/20(a)		191	178,585
CF Industries, Inc. 7.125%, 5/01/20		900	1,057,970
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. 6.50%, 11/15/20		867	781,930
6.75%, 2/01/22		1,197	1,050,667
Georgia-Pacific LLC 8.875%, 5/15/31		1	1,437
GTL Trade Finance, Inc. 5.893%, 4/29/24(a)		2,863	2,376,290
7.25%, 4/16/44(a)		234	176,670
Minsur SA 6.25%, 2/07/24(a)		891	893,945
Samarco Mineracao SA 4.125%, 11/01/22(a)		651	517,545
5.75%, 10/24/23(a)		810	696,600
Southern Copper Corp. 7.50%, 7/27/35		3,300	3,202,452
Teck Resources Ltd. 5.40%, 2/01/43		240	132,000
6.25%, 7/15/41		238	132,090
Vale Overseas Ltd. 6.875%, 11/21/36		2,806	2,202,990
Westvaco Corp. 7.95%, 2/15/31		1,000	1,299,721
Weyerhaeuser Co. 7.375%, 3/15/32		1,790	2,249,878

			18,810,320

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	37

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.2%
Lafarge SA 7.125%, 7/15/36	U.S.$	800	$956,127
Odebrecht Finance Ltd. 8.25%, 4/25/18(a)	BRL	1,332	186,470
Owens Corning 7.00%, 12/01/36(h)	U.S.$	1,340	1,569,542

			2,712,139

Communications - Media – 0.6%
CCO Safari II LLC 4.908%, 7/23/25(a)		1,195	1,189,267
6.484%, 10/23/45(a)		1,755	1,770,532
Myriad International Holdings BV 6.00%, 7/18/20(a)		1,519	1,634,619
NBCUniversal Enterprise, Inc. 5.25%, 3/19/21(a)(m)		1,401	1,479,806
Sirius XM Radio, Inc. 5.25%, 8/15/22(a)		286	296,725

			6,370,949

Communications - Telecommunications – 0.3%
Embarq Corp. 7.995%, 6/01/36		932	961,414
Qwest Corp. 6.50%, 6/01/17		610	651,297
6.875%, 9/15/33		1,570	1,515,782

			3,128,493

Consumer Cyclical - Other – 0.0%
Seminole Tribe of Florida, Inc. 6.535%, 10/01/20(a)		215	224,675

Consumer Non-Cyclical – 0.1%
BRF SA 4.75%, 5/22/24(a)		428	404,460
Forest Laboratories LLC 5.00%, 12/15/21(a)		803	871,080

			1,275,540

Energy – 0.6%
Enterprise Products Operating LLC Series A 8.375%, 8/01/66		1,208	1,188,370
Kinder Morgan, Inc./DE Series G 7.80%, 8/01/31		1,066	1,090,051
Noble Energy, Inc. 5.875%, 6/01/24		2,489	2,476,555

38	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Regency Energy Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23	U.S.$	546	$504,752
5.50%, 4/15/23		1,193	1,154,227

			6,413,955

Other Industrial – 0.2%
Fresnillo PLC 5.50%, 11/13/23(a)		2,181	2,213,715

Transportation - Airlines – 0.2%
America West Airlines Pass-Through Trust Series 1999-1, Class G 7.93%, 1/02/19		912	980,924
Delta Air Lines Pass-Through Trust Series 2007-1A 6.821%, 8/10/22		748	868,240

			1,849,164

			42,998,950

Financial Institutions – 3.5%
Banking – 1.0%
BPCE SA 5.70%, 10/22/23(a)		208	219,326
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands 8.375%, 7/26/16(a)(m)		2,750	2,835,547
ICICI Bank Ltd./Dubai 4.80%, 5/22/19(a)		1,337	1,422,710
JPMorgan Chase & Co. Series Q 5.15%, 5/01/23(m)		1,357	1,279,407
Series R 6.00%, 8/01/23(m)		865	851,484
Series S 6.75%, 2/01/24(m)		460	478,975
Nordea Bank AB 6.125%, 9/23/24(a)(m)		1,226	1,207,610
Regions Bank/Birmingham AL 6.45%, 6/26/37		1,500	1,810,535
Standard Chartered PLC 5.20%, 1/26/24(a)(b)		1,301	1,299,683
Wells Fargo & Co. Series S 5.90%, 6/15/24(m)		435	435,000

			11,840,277

Brokerage – 0.1%
GFI Group, Inc. 8.625%, 7/19/18		991	1,070,280

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	39

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Finance – 0.4%
GE Capital Trust III 6.50%, 9/15/67(a)	GBP	700	$1,106,181
General Electric Capital Corp. Series A 7.125%, 6/15/22(m)	U.S.$	600	693,000
Series B 6.25%, 12/15/22(m)		600	651,000
HSBC Finance Capital Trust IX 5.911%, 11/30/35		1,905	1,900,237

			4,350,418

Insurance – 1.5%
American International Group, Inc. 6.82%, 11/15/37		1,425	1,769,203
Aon Corp. 8.205%, 1/01/27		690	881,475
Assured Guaranty Municipal Holdings, Inc. 6.40%, 12/15/66(a)		656	480,520
Lincoln National Corp. 8.75%, 7/01/19		604	737,745
MetLife, Inc. 10.75%, 8/01/39		2,350	3,666,000
Series C 5.25%, 6/15/20(m)		182	180,180
Pacific Life Insurance Co. 9.25%, 6/15/39(a)		475	708,068
Swiss Re Capital I LP 6.854%, 5/25/16(a)(m)		2,809	2,847,624
Transatlantic Holdings, Inc. 8.00%, 11/30/39		1,261	1,685,246
XLIT Ltd. 5.50%, 3/31/45		630	592,960
Series E 6.50%, 4/15/17(m)		2,065	1,639,610
ZFS Finance USA Trust V 6.50%, 5/09/37(a)		1,240	1,259,220

			16,447,851

REITS – 0.5%
DDR Corp. 7.875%, 9/01/20		746	911,302
EPR Properties 5.75%, 8/15/22		915	970,554
7.75%, 7/15/20		1,722	2,033,472
Senior Housing Properties Trust 6.75%, 12/15/21		1,350	1,546,821

			5,462,149

			39,170,975

40	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Utility – 0.5%
Electric – 0.4%
EDP Finance BV 4.90%, 10/01/19(a)	U.S.$	148	$153,994
6.00%, 2/02/18(a)		2,055	2,183,437
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67		2,405	2,050,263

			4,387,694

Natural Gas – 0.1%
Empresa de Energia de Bogota SA ESP 6.125%, 11/10/21(a)		1,235	1,278,074

			5,665,768

Total Corporates – Investment Grade (cost $82,043,883)			87,835,693

BANK LOANS – 3.3%
Industrial – 3.1%
Basic – 0.5%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.) 3.75%, 6/30/19(h)		2,576	2,100,923
Magnetation LLC 12.00%, 11/11/15(e)(h)(k)		3,155	2,817,185

			4,918,108

Capital Goods – 0.1%
Serta Simmons Holdings LLC 4.25%, 10/01/19(h)		1,240	1,239,262

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 7.50%, 7/25/22(h)		1,167	1,114,167
TWCC Holding Corp. 7.00%, 6/26/20(h)		1,050	975,849

			2,090,016

Consumer Cyclical - Automotive – 0.1%
Navistar, Inc. 6.50%, 8/07/20(h)		875	853,125

Consumer Cyclical - Entertainment – 0.2%
Kasima LLC (Digital Cinema Implementation Partners LLC) 3.25%, 5/17/21(h)		563	560,154
NCL Corporation Ltd. (aka Norwegian Cruise Lines) 4.00%, 11/19/21(h)		251	250,255

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	41

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Station Casinos LLC 4.25%, 3/02/20(h)	U.S.$	1,813	$1,807,993

			2,618,402

Consumer Cyclical - Other – 0.4%
CityCenter Holdings, LLC 4.25%, 10/16/20(h)		2,273	2,265,342
ClubCorp Club Operations, Inc. 4.25%, 7/24/20(h)		1,291	1,289,582
La Quinta Intermediate Holdings LLC 3.75%, 4/14/21(h)		616	609,468

			4,164,392

Consumer Cyclical - Retailers – 0.5%
Dollar Tree, Inc. 3.50%, 7/06/22(h)		31	31,447
Harbor Freight Tools USA, Inc. 4.75%, 7/26/19(h)		1,206	1,210,160
J. Crew Group, Inc. 4.00%, 3/05/21(h)		1,759	1,357,877
J.C. Penney Corporation, Inc. 6.00%, 5/22/18(h)		1,417	1,407,638
Men’s Wearhouse, Inc., (The) 5.00%, 6/18/21		488	486,482
Michaels Stores, Inc. 4.00%, 1/28/20(h)		629	628,757
Rite Aid Corporation 5.75%, 8/21/20(h)		500	505,000

			5,627,361

Consumer Non-Cyclical – 0.2%
Acadia Healthcare Company, Inc. 4.25%, 2/11/22(h)		93	93,395
Grifols Worldwide Operations Ltd. 3.19%, 2/27/21(h)		699	698,811
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã€ R.L. 4.75%, 6/30/21(h)		625	612,746
Pharmedium Healthcare Corporation 7.75%, 1/28/22(h)		1,173	1,155,066

			2,560,018

Energy – 0.2%
Atlas 2014-1 Limited 1/15/21		1,375	1,368,174
Seadrill Operating LP (Seadrill Partners Finco LLC) 4.00%, 2/21/21(h)		1,120	675,760

			2,043,934

42	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.5%
Atkore International, Inc. 7.75%, 10/09/21(h)	U.S.$	1,690	$1,552,687
Education Management II LLC 2.00%-6.50%, 7/02/20(h)		417	229,697
5.50%, 7/02/20(h)		242	157,509
Gardner Denver, Inc. 4.25%, 7/30/20(h)		1,176	1,106,099
Laureate Education, Inc. 5.00%, 6/15/18(h)		733	600,961
Travelport Finance (Luxembourg) S.A.r.l. 5.75%, 9/02/21(h)		1,520	1,511,225
Unifrax Holding Co. 4.50%, 11/28/18(h)	EUR	725	805,440

			5,963,618

Technology – 0.2%
Avaya Inc.
4.69%, 10/26/17(h)	U.S.$	564	488,171
6.50%, 3/31/18(h)		105	91,172
BMC Software Finance Inc. 5.00%, 9/10/20(h)		1,272	1,152,747
Smart Modular Technologies (Global), Inc. 8.25%, 8/26/17(h)		987	928,058

			2,660,148

			34,738,384

Utility – 0.2%
Electric – 0.2%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.25%, 6/19/16(h)		2,010	2,002,353

Financial Institutions – 0.0%
Insurance – 0.0%
Hub International Limited 4.00%, 10/02/20(h)		490	478,247

Total Bank Loans (cost $39,424,669)			37,218,984

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.3%
Non-Agency Fixed Rate CMBS – 3.1%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ 5.734%, 6/10/49		1,973	2,032,141
Series 2007-5, Class AM 5.772%, 2/10/51		2,877	3,041,444

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	43

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B 5.664%, 6/24/50(d)(e)	U.S.$	3,500	$3,690,750
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA 2.016%, 4/10/46(q)		2,299	172,907
Series 2014-GC23, Class D 4.658%, 7/10/47(a)		856	771,227
Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.309%, 10/15/45(q)		9,464	942,693
Commercial Mortgage Trust
Series 2012-CR1, Class XA 2.277%, 5/15/45(q)		2,254	211,026
Series 2012-CR5, Class XA 2.015%, 12/10/45(q)		2,455	204,117
Series 2012-LC4, Class XA 2.576%, 12/10/44(a)(q)		6,499	663,094
Series 2014-CR15, Class XA 1.483%, 2/10/47(q)		2,572	160,607
Series 2014-LC15, Class D 5.109%, 4/10/47(a)		1,500	1,359,615
Series 2014-UBS5, Class D 3.495%, 9/10/47(a)		669	536,698
Csail Commercial Mortgage Trust Series 2015-C2, Class D 4.353%, 6/15/57		2,721	2,375,652
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class XA 2.499%, 11/10/45(q)		1,922	199,507
Series 2013-GC10, Class XA 1.777%, 2/10/46(q)		978	86,446
GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.598%, 4/10/38		1,484	1,490,520
Series 2011-GC5, Class C 5.475%, 8/10/44(a)		3,152	3,439,646
Series 2012-GCJ7, Class XA 2.714%, 5/10/45(q)		6,938	662,728
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20, Class D 4.725%, 7/15/47(a)		2,737	2,375,831
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM 5.493%, 2/15/40		1,254	1,307,626

44	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AJ 5.137%, 7/12/38	U.S.$	284	$283,878
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 2.244%, 11/15/45(a)(q)		11,355	934,902
Morgan Stanley Capital I Trust Series 2015-MS1, Class D 4.163%, 5/15/48(a)		490	402,844
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.975%, 12/10/45(a)(q)		963	87,742
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class AM 5.818%, 5/15/46		400	426,325
Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class XA 1.541%, 11/15/43(a)(q)		1,940	106,993
Series 2015-LC20, Class D 4.511%, 4/15/50(a)		3,000	2,516,178
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.433%, 6/15/44(a)(r)		1,022	1,079,931
Series 2012-C7, Class XA 1.685%, 6/15/45(a)(q)		1,528	116,757
Series 2014-C25, Class D 3.803%, 11/15/47(a)		3,500	2,846,098

			34,525,923

Non-Agency Floating Rate CMBS – 0.2%
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class D 4.62%, 12/15/47(r)		2,500	2,130,995

Total Commercial Mortgage-Backed Securities (cost $34,121,179)			36,656,918

EMERGING MARKETS – SOVEREIGNS – 3.3%
Dominican Republic – 0.7%
Dominican Republic International Bond 7.45%, 4/30/44(a)		1,283	1,310,264
8.625%, 4/20/27(a)		5,719	6,619,742

			7,930,006

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	45

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

El Salvador – 0.6%
El Salvador Government International Bond 7.625%, 9/21/34(a)	U.S.$	762	$728,662
7.65%, 6/15/35(a)		6,996	6,235,185

			6,963,847

Ghana – 0.2%
Republic of Ghana 7.875%, 8/07/23(a)		1,198	994,776
8.50%, 10/04/17(a)		606	600,849

			1,595,625

Ivory Coast – 0.7%
Ivory Coast Government International Bond 5.75%, 12/31/32(a)		7,583	6,565,119
6.375%, 3/03/28(a)		1,269	1,125,806

			7,690,925

Jamaica – 0.2%
Jamaica Government International Bond 7.625%, 7/09/25		506	551,540
7.875%, 7/28/45		1,240	1,240,000

			1,791,540

Kenya – 0.1%
Kenya Government International Bond 5.875%, 6/24/19(a)		702	671,926

Lebanon – 0.1%
Lebanon Government International Bond 6.00%, 1/27/23(a)		796	786,209
Series E 6.10%, 10/04/22(a)		665	660,678

			1,446,887

Pakistan – 0.1%
Pakistan Government International Bond 7.25%, 4/15/19(a)		1,498	1,535,997

Serbia – 0.0%
Republic of Serbia 6.75%, 11/01/24(a)		364	370,693

Sri Lanka – 0.1%
Sri Lanka Government International Bond 6.00%, 1/14/19(a)		799	806,988
6.125%, 6/03/25(a)		350	336,000

			1,142,988

Venezuela – 0.4%
Venezuela Government International Bond 9.00%, 5/07/23(a)		824	282,048
9.25%, 9/15/27		8,383	3,269,370

46	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

9.25%, 5/07/28(a)	U.S.$	300	$101,250
11.75%, 10/21/26(a)		486	188,325
11.95%, 8/05/31(a)		355	139,377

			3,980,370

Zambia – 0.1%
Zambia Government International Bond 8.50%, 4/14/24(a)		1,846	1,476,800

Total Emerging Markets – Sovereigns (cost $38,226,657)			36,597,604

EMERGING MARKETS – CORPORATE BONDS – 2.7%
Industrial – 2.4%
Basic – 0.4%
Elementia SAB de CV 5.50%, 1/15/25(a)		469	438,515
Sappi Papier Holding GmbH 7.75%, 7/15/17(a)		1,278	1,341,900
Tupy Overseas SA 6.625%, 7/17/24(a)		601	528,880
Vedanta Resources PLC 6.00%, 1/31/19(a)		600	450,000
8.25%, 6/07/21(a)(b)		1,812	1,269,161
9.50%, 7/18/18(a)(b)		420	351,014

			4,379,470

Capital Goods – 0.5%
CEMEX Espana SA/Luxembourg 9.875%, 4/30/19(a)		3,299	3,545,435
Cemex Finance LLC 9.375%, 10/12/22(a)		587	625,155
Grupo KUO SAB De CV 6.25%, 12/04/22(a)		200	199,000
Servicios Corporativos Javer SAPI de CV 9.875%, 4/06/21(a)		1,211	1,211,121

			5,580,711

Communications - Telecommunications – 0.2%
Comcel Trust via Comunicaciones Celulares SA 6.875%, 2/06/24(a)		986	973,971
Digicel Ltd. 6.00%, 4/15/21(a)		750	684,375
6.75%, 3/01/23(a)		485	436,500

			2,094,846

Consumer Cyclical - Other – 0.0%
Theta Capital Pte Ltd. 7.00%, 4/11/22(a)		329	296,635

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	47

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.3%
Edcon Ltd. 9.50%, 3/01/18(a)	EUR	1,151	$764,935
9.50%, 3/01/18(a)	U.S.$	420	247,800
Office Depot de Mexico SA de CV 6.875%, 9/20/20(a)		2,500	2,498,750

			3,511,485

Consumer Non-Cyclical – 0.7%
Cosan Luxembourg SA 9.50%, 3/14/18(a)	BRL	2,042	401,756
Marfrig Holdings Europe BV 8.375%, 5/09/18(a)	U.S.$	3,116	2,905,670
Marfrig Overseas Ltd. 9.50%, 5/04/20(a)		2,187	2,121,390
Minerva Luxembourg SA 7.75%, 1/31/23(a)		2,198	1,923,250
Tonon Luxembourg SA 7.25% (7.25% PIK or 9.25% Cash), 1/24/20(a)(i)		1,679	565,730
USJ Acucar e Alcool SA 9.875%, 11/09/19(a)		600	219,600
Virgolino de Oliveira Finance SA 10.50%, 1/28/18(c)(d)		4,090	55,624
10.875%, 1/13/20(c)(d)		480	86,400
11.75%, 2/09/22(c)(d)		1,620	16,200

			8,295,620

Transportation - Airlines – 0.3%
Guanay Finance Ltd. 6.00%, 12/15/20(a)		675	665,719
TAM Capital 3, Inc. 8.375%, 6/03/21(a)(b)		2,505	2,154,300

			2,820,019

			26,978,786

Utility – 0.2%
Electric – 0.2%
ContourGlobal Power Holdings SA 7.125%, 6/01/19(a)		1,703	1,707,428

Financial Institutions – 0.1%
Finance – 0.1%
CIMPOR Financial Operations BV 5.75%, 7/17/24(a)		1,491	1,000,428

Total Emerging Markets – Corporate Bonds (cost $37,581,412)			29,686,642

48	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 2.0%
Financial Institutions – 2.0%
Banking – 1.0%
GMAC Capital Trust I 8.125%	98,050	$2,503,216
Goldman Sachs Group, Inc. (The) Series J 5.50%	65,775	1,610,172
Morgan Stanley 6.875%	38,650	1,033,115
State Street Corp. Series D 5.90%	25,800	669,768
US Bancorp Series F 6.50%	100,000	2,872,000
Wells Fargo & Co. 5.85%	6,050	154,275
Wells Fargo & Co. 6.625%	65,275	1,785,271

		10,627,817

Finance – 0.2%
RBS Capital Funding Trust V Series E 5.90%	111,000	2,705,070

Insurance – 0.3%
Hartford Financial Services Group, Inc. (The) 7.875%	75,000	2,291,250
XLIT Ltd. Series D 3.409%(h)	1,600	1,343,000

		3,634,250

REITS – 0.5%
Brandywine Realty Trust Series E 6.90%	9,875	250,825
Digital Realty Trust, Inc. 6.35%	69,000	1,707,060
Hersha Hospitality Trust Series C 6.875%	22,725	568,125
National Retail Properties, Inc. Series E 5.70%	17,450	427,350
Public Storage Series W 5.20%	18,400	436,816

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	49

Portfolio of Investments

Company		Shares	U.S. $ Value

Public Storage Series X 5.20%		1,000	$23,880
Sabra Health Care REIT, Inc. Series A 7.125%		60,025	1,545,644
Sovereign Real Estate Investment Trust 12.00%(a)		185	244,200
Welltower, Inc. Zero Coupon		15,850	401,798

			5,605,698

			22,572,835

Utility – 0.0%
Electric – 0.0%
SCE Trust III 5.75%		12,025	323,953

Industrial – 0.0%
Services – 0.0%
Education Management LLC Zero Coupon(k)		3,225	60,469

Total Preferred Stocks (cost $21,182,342)			22,957,257

		Principal Amount (000)
GOVERNMENTS – SOVEREIGN AGENCIES – 1.4%
Brazil – 0.5%
Banco do Brasil SA/Cayman 9.00%, 6/18/24(a)(m)	U.S.$	2,000	1,164,140
Petrobras Global Finance BV 4.875%, 3/17/20		1,395	1,011,375
5.375%, 1/27/21		1,655	1,204,012
5.75%, 1/20/20		190	141,731
6.25%, 3/17/24		3,000	2,183,400
6.85%, 6/05/15		307	195,712

			5,900,370

Colombia – 0.1%
Ecopetrol SA 5.875%, 5/28/45		1,271	978,670

Dominican Republic – 0.1%
Banco de Reservas de la Republica Dominicana 7.00%, 2/01/23(a)		1,280	1,273,837

50	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Morocco – 0.1%
OCP SA 5.625%, 4/25/24(a)	U.S.$	650	$663,026

Netherlands – 0.0%
SNS Bank NV 11.25%, 12/31/99(e)(g)(k)	EUR	620	– 0	–‡

Spain – 0.1%
Instituto de Credito Oficial 4.53%, 3/17/16	CAD	1,300	986,188

United Arab Emirates – 0.3%
Dubai Holding Commercial Operations MTN Ltd. 6.00%, 2/01/17	GBP	2,300	3,470,627

United Kingdom – 0.2%
Royal Bank of Scotland Group PLC 8.00%, 8/10/25(m)	U.S.$	2,365	2,382,738

Total Governments – Sovereign Agencies (cost $19,568,540)			15,655,456

GOVERNMENTS – SOVEREIGN BONDS – 1.2%
Bahrain – 0.2%
Bahrain Government International Bond 6.00%, 9/19/44(a)		2,100	1,777,125

Brazil – 0.0%
Brazilian Government International Bond 4.25%, 1/07/25		276	241,500

Croatia – 0.4%
Croatia Government International Bond 6.625%, 7/14/20(a)		4,000	4,336,400

Turkey – 0.2%
Turkey Government International Bond 5.625%, 3/30/21		2,600	2,713,750

United Arab Emirates – 0.4%
Emirate of Dubai Government International Bonds 7.75%, 10/05/20(a)		3,310	4,023,636

Total Governments – Sovereign Bonds (cost $12,396,698)			13,092,411

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	51

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS – MUNICIPAL BONDS – 1.0%
United States – 1.0%
Buckeye Tobacco Settlement Financing Authority Series 2007A-2 5.875%, 6/01/47	U.S.$	1,700	$1,402,262
Golden State Tobacco Securitization Corp. Series 2007A-1 5.125%, 6/01/47		1,400	1,149,218
Iowa Tobacco Settlement Authority Series 2005C 5.625%, 6/01/46		1,020	911,798
Michigan Tobacco Settlement Finance Authority Series 2007A 6.00%, 6/01/48		1,630	1,376,242
State of California Series 2010 7.60%, 11/01/40		750	1,097,618
7.95%, 3/01/36		1,915	2,295,434
State of Illinois Series 2010 7.35%, 7/01/35		1,915	2,062,934
Tobacco Settlement Financing Corp./NJ Series 20071A 5.00%, 6/01/41		475	372,794
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 6/01/47		1,095	795,966

Total Local Governments – Municipal Bonds (cost $10,853,347)			11,464,266

ASSET-BACKED SECURITIES – 1.0%
Home Equity Loans - Fixed Rate – 0.8%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 5.72%, 9/25/36		1,046	719,286
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/35		895	889,679
GSAA Home Equity Trust Series 2005-12, Class AF5 5.659%, 9/25/35		1,774	1,587,960
Series 2006-10, Class AF3 5.985%, 6/25/36		1,409	765,582

52	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Lehman XS Trust Series 2006-17, Class WF32 5.55%, 11/25/36	U.S.$	1,205	$1,101,517
Morgan Stanley Mortgage Loan Trust Series 2006-15XS, Class A3 5.988%, 11/25/36		1,410	753,734
Series 2007-8XS, Class A2 6.00%, 4/25/37		4,759	2,889,520

			8,707,278

Home Equity Loans - Floating Rate – 0.2%
GSAA Home Equity Trust Series 2006-6, Class AF4 6.121%, 3/25/36(h)		1,988	1,127,617
Series 2006-6, Class AF5 6.241%, 3/25/36(h)		737	417,729
Lehman XS Trust Series 2007-6, Class 3A5 5.092%, 5/25/37(r)		442	548,954

			2,094,300

Total Asset-Backed Securities (cost $10,948,124)			10,801,578

WHOLE LOAN TRUSTS – 0.8%
Performing Asset – 0.8%
Alpha Credit Debt Fund LLC 15.00%, 12/31/17(e)(k)		1,570	1,569,622
Cara Aircraft Leasing 28548, Inc. 8.00%, 12/02/19(e)(k)		208	208,036
Cara Aircraft Leasing 28563, Inc. 8.00%, 6/11/19(e)(k)		271	271,270
Cara Aircraft Leasing 28868, Inc. 8.00%, 12/02/19(e)(k)		241	241,335
Deutsche Bank Mexico SA 8.00%, 10/31/34(e)(k)(r)	MXN	47,198	2,083,936
8.00%, 10/31/34(e)(k)		19,088	842,675
Ede Del Este SA (DPP) 12.00%, 3/31/16(e)(k)	U.S.$	360	363,291
Ede Del Este SA (ITABO) 12.00%, 3/31/16(e)(k)		168	169,544
Finalam, S.A. de C.V. 17.25%, 8/06/19(e)(k)	MXN	9,436	558,199
Recife Funding Zero Coupon, 11/05/29(e)(k)	U.S.$	1,811	1,884,114
Sheridan Auto Loan Holdings I LLC 10.00%, 12/31/20-3/31/21(e)(k)		1,311	1,310,584

Total Whole Loan Trusts (cost $10,228,277)			9,502,606

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	53

Portfolio of Investments

Company		Shares	U.S. $ Value

COMMON STOCKS – 0.8%
Education Management Corp.(k)		2,899,282	$30,443
Exide Corp.(e)(f)		74,438	212,893
iPayment, Inc.		181,272	903,277
Keystone Automotive Operations(e)(k)		106,736	– 0	–‡
Liberty Tire Recycling LLC(e)(k)		81,827	– 0	–‡
Mt. Logan Re Ltd. (Preference Shares)(f)(s)		5,669	5,954,271
Neenah Enterprises, Inc.(e)(g)(k)		58,200	391,104
New Cotai LLC/New Cotai Capital Corp.(e)(k)		3	13,470
Travelport LLC		80,347	1,062,187

Total Common Stocks (cost $8,900,204)			8,567,645

		Principal Amount (000)
EMERGING MARKETS – TREASURIES – 0.7%
Dominican Republic – 0.5%
Dominican Republic International Bond 16.00%, 7/10/20(d)	DOP	229,800	6,212,811

Indonesia – 0.2%
Indonesia – Recap Linked Note (JPMC) 9.50%, 5/17/41	IDR	27,844,000	1,791,329

Total Emerging Markets – Treasuries (cost $9,807,727)			8,004,140

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Indonesia – 0.1%
Majapahit Holding BV 7.875%, 6/29/37(a)	U.S.$	699	750,586
8.00%, 8/07/19(a)		330	363,429

			1,114,015

Kazakhstan – 0.1%
KazMunayGas National Co. JSC 6.00%, 11/07/44(a)		3,000	2,197,500

South Africa – 0.1%
Eskom Holdings SOC Ltd. 7.125%, 2/11/25(a)(b)		670	630,423

Venezuela – 0.1%
Petroleos de Venezuela SA 6.00%, 11/15/26(a)		2,700	863,865

Total Quasi-Sovereigns (cost $6,038,146)			4,805,803

54	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES – 0.3%
Funds and Investment Trusts – 0.3%
OCL Opportunities Fund I(e)(k)		10,445	$1,159,437
OCL Opportunities Fund II(e)(k)		11,474	1,791,461

Total Investment Companies (cost $2,825,901)			2,950,898

		Principal Amount (000)
AGENCIES – 0.1%
United States – 0.1%
CITGO Petroleum Corp. 6.25%, 8/15/22(a) (cost $1,679,986)	U.S.$	1,678	1,602,490

INFLATION-LINKED SECURITIES – 0.1%
Uruguay – 0.1%
Uruguay Government International Bond 5.00%, 9/14/18 (cost $1,023,764)	UYU	24,602	824,140

		Shares
WARRANTS – 0.1%
FairPoint Communications, Inc., expiring 1/24/18(g)(k)		9,725	292
iPayment Holdings, Inc., expiring 12/29/22(e)(g)(k)		586,389	586,389
Talon Equity Co. NV, expiring 11/24/15(e)(g)(k)		1,059	– 0	–

Total Warrants (cost $0)			586,681

		Notional Amount (000)
OPTIONS PURCHASED – PUTS – 0.0%
Swaptions – 0.0%
CDX-NAHY.24 RTP Barclay Bank PLC (Buy Protection) Expiration: Oct 2015, Exercise Rate: 102.00%(g) (premiums paid $170,894)		38,360	278,311

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	55

Portfolio of Investments

Company		Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 0.8%
AB Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.14%(t)(u) (cost $8,770,913)		8,770,913		$8,770,913

		Principal Amount (000)
Time Deposits – 0.5%
ANZ, London 0.057%, 10/01/15	GBP	76		114,921
BBH, Grand Cayman (1.00)%, 10/01/15	CHF	12		12,246
0.005%, 10/01/15	JPY	– 0	–**	– 0	–‡
0.154%, 10/01/15	NOK	– 0	–**	1
0.918%, 10/01/15	AUD	– 0	–**	– 0	–‡
5.50%, 10/01/15	ZAR	6		423
Royal Bank of Canada, Toronto 0.058%, 10/01/15	CAD	1,182		885,627
Wells Fargo, Grand Cayman (0.238)%, 10/01/15	EUR	217		242,529
0.03%, 10/01/15	U.S.$	4,090		4,089,663

Total Time Deposits (cost $5,352,980)				5,345,410

Total Short-Term Investments (cost $14,123,893)				14,116,323

Total Investments – 116.1% (cost $1,384,145,621)				1,297,132,732
Other assets less liabilities – (16.1)%				(179,446,712)

Net Assets – 100.0%				$1,117,686,020

FUTURES (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2015	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	1,060	December 2015	$126,736,250	$127,746,563	$(1,010,313)

56	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	IDR	17,510,597	USD	1,188	10/09/15	$(7,466)
Barclays Bank PLC	TWD	185,574	USD	5,726	10/16/15	109,659
BNP Paribas SA	SEK	102,673	EUR	10,990	11/05/15	10,806
BNP Paribas SA	MXN	55,791	USD	3,263	11/20/15	(23,669)
Brown Brothers Harriman & Co.	USD	34,427	JPY	4,134,494	10/23/15	45,789
Brown Brothers Harriman & Co.	USD	1,883	HUF	531,235	10/30/15	9,794
Brown Brothers Harriman & Co.	NOK	4,065	USD	496	11/05/15	19,044
Brown Brothers Harriman & Co.	GBP	339	USD	518	11/10/15	4,390
Citibank, NA	USD	373	CAD	500	10/02/15	1,737
Citibank, NA	USD	1,155	CAD	1,537	10/02/15	(3,148)
Citibank, NA	COP	11,356,104	USD	3,636	10/16/15	(36,054)
Citibank, NA	EUR	64,190	USD	72,386	10/27/15	632,479
Credit Suisse International	EUR	10,718	USD	12,095	10/27/15	113,434
Deutsche Bank AG	IDR	121,249,315	USD	6,108	10/09/15	(76,211)
Goldman Sachs Bank USA	BRL	16,952	USD	4,367	10/02/15	91,432
Goldman Sachs Bank USA	BRL	87,282	USD	21,969	10/02/15	(46,549)
Goldman Sachs Bank USA	USD	26,011	BRL	104,234	10/02/15	280,538
Goldman Sachs Bank USA	IDR	15,820,204	USD	1,075	10/09/15	(5,652)
Goldman Sachs Bank USA	ZAR	70,229	USD	5,304	10/13/15	245,750
Goldman Sachs Bank USA	USD	5,275	TRY	16,217	10/19/15	55,760
Goldman Sachs Bank USA	AUD	812	USD	569	10/30/15	(43)
Goldman Sachs Bank USA	BRL	87,282	USD	21,506	11/04/15	(253,343)
Goldman Sachs Bank USA	USD	12,456	SEK	102,660	11/05/15	(181,060)
Goldman Sachs Bank USA	CAD	2,392	USD	1,785	11/19/15	(6,598)
Royal Bank of Scotland PLC	USD	5,436	IDR	76,885,281	10/09/15	(184,859)
Royal Bank of Scotland PLC	GBP	12,087	USD	18,555	11/10/15	272,977
Standard Chartered Bank	BRL	50,786	USD	52,628	10/02/15	1,842,116
Standard Chartered Bank	MYR	44,983	USD	10,978	10/09/15	731,458
Standard Chartered Bank	USD	10,661	MYR	45,119	10/09/15	(383,717)
Standard Chartered Bank	USD	2,967	INR	198,564	10/16/15	54,982
UBS AG	CAD	4,429	USD	3,345	10/02/15	26,143

						$3,339,919

CREDIT DEFAULT SWAPTIONS WRITTEN (see Note C)

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put – CDX-NAHY Series 24, 5 Year Index	Barclays Bank PLC	Sell	99.00%	10/21/15	$38,360	$62,661	$(82,971)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	57

Portfolio of Investments

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note C)

Clearing Broker/ (Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
iTraxx-Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)%	2.66%	EUR	3	$(270)	$63
iTraxx-Europe Crossover Series 23, 5 Year Index, 6/20/20*	(5.00)	3.84		13,170	(721,702)	440,366

Sale Contracts
Citigroup Global Markets Inc./(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	3.24	USD	6,951	375,920	40,320
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.54		10,730	136,776	52,001
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	4.29		26,042	784,870	(478,962)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.00		5,814	7,425	2,198
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.00		4,022	5,137	22,422
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.00		5,820	7,433	18,479
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.00		4,023	5,138	15,185
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.00		5,816	7,428	3,941
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.00		5,816	7,428	(4,192)

					$615,583	$111,821

*	Termination Date

CREDIT DEFAULT SWAPS (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/17*	(5.00)%	1.90%	USD	3,739	$(163,649)	$(159,235)	$(4,414)

58	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)%	9.97%	USD	3,505	$251,223	$(106,688)	$357,911
Tenet Healthcare Corporation, 6.875%, 11/15/31, 6/20/17*	(5.00)	1.11		3,870	(258,743)	(222,950)	(35,793)
Citibank, NA:
Bombardier Inc., 7.450%, 5/01/34, 3/20/17*	(5.00)	6.66		1,959	52,000	(103,183)	155,183
Bombardier Inc., 7.450%, 5/01/34, 3/20/17*	(5.00)	6.66		1,971	52,318	(100,543)	152,861
United States Steel Corp., 6.650%, 6/01/37, 3/20/17*	(5.00)	5.09		3,643	36,210	(144,462)	180,672
Credit Suisse International:
Western Union Co., 3.650%, 8/22/18, 3/20/17*	(1.00)	0.22		1,965	(22,442)	(3,690)	(18,752)
Western Union Co., 3.650%, 8/22/18, 9/20/17*	(1.00)	0.31		1,970	(26,530)	(17,259)	(9,271)
Deutsche Bank AG:
iHeart Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	34.55		420	220,398	31,732	188,666
Goldman Sachs Bank USA:
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/17*	(5.00)	0.80		3,895	(243,984)	(184,861)	(59,123)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	59

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Dell, Inc., 7.100%, 4/15/28, 3/20/17*	(1.00)%	0.94%	USD	3,540	$(1,098)	$41,441	$(42,539)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)	0.94		3,664	(219,029)	(135,193)	(83,836)
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/17*	(1.00)	0.45		3,930	(29,207)	(10,803)	(18,404)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	19.09		3,634	708,382	(155,312)	863,694
Morgan Stanley Capital Services LLC:
Fiat Chrysler Automobiles N.V., 5.625%, 6/12/17, 3/20/19*	(5.00)	3.78	EUR	1,412	(63,030)	(101,405)	38,375
Fiat Chrysler Automobiles N.V., 5.625%, 6/12/17, 3/20/19*	(5.00)	3.78		1,498	(66,869)	(95,726)	28,857
UBS AG:
J.C. Penney Company, Inc., 6.375%, 10/15/36, 6/20/16*	(5.00)	0.09	USD	670	(17,965)	11,026	(28,991)

Sale Contracts
Barclays Bank PLC:
AK Steel Corp., 7.625%, 5/15/20, 6/20/17*	5.00	12.53		1,270	(158,974)	(54,975)	(103,999)
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/19*	5.00	4.47		2,546	37,177	93,546	(56,369)
CCO Holdings, LLC, 7.250%, 10/30/17, 6/20/19*	5.00	2.29		828	76,883	69,207	7,676

60	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 12/20/18*	5.00%	12.55%	USD	2,547	$(496,441)	$41,127	$(537,568)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	13.01		1,521	(418,057)	(430,661)	12,604
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	13.01		609	(167,388)	(172,713)	5,325
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.24		246	17,625	8,646	8,979
Tenet Healthcare Corporation, 6.875%, 11/15/31, 6/20/19*	5.00	3.26		2,620	147,319	166,518	(19,199)
Citibank, NA:
Bombardier Inc., 7.450%, 5/01/34, 3/20/19*	5.00	10.19		1,311	(186,239)	92,404	(278,643)
Bombardier Inc., 7.450%, 5/01/34, 3/20/19*	5.00	10.19		1,309	(185,954)	94,211	(280,165)
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.24		325	23,285	11,747	11,538
United States Steel Corp., 6.650%, 6/01/37, 3/20/19*	5.00	10.92		2,620	(429,675)	60,531	(490,206)
Credit Suisse International:
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.24		119	8,526	4,479	4,047

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	61

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Western Union Co., 3.650%, 8/22/18, 3/20/19*	1.00%	0.71%	USD	1,309	$11,946	$(31,260)	$43,206
Western Union Co., 3.650%, 8/22/18, 9/20/19*	1.00	0.87		1,320	5,759	(14,603)	20,362
Goldman Sachs Bank USA:
CDX-NAIG Series 9, 10 Year Index, 12/20/17*	5.00	2.68		300	15,730	(20,300)	36,030
Community Health Systems, Inc., 8.000%, 11/15/19, 3/20/19*	5.00	2.34		2,620	226,257	151,838	74,419
ConvaTec Healthcare E S.A., 10.875%, 12/15/18, 6/20/17*	5.00	0.62	EUR	1,440	122,382	(101,410)	223,792
Dell, Inc., 7.100%, 4/15/28, 3/20/19*	1.00	2.08	USD	2,620	(98,500)	(204,888)	106,388
First Data Corp., 12.625%, 1/15/21, 3/20/19*	5.00	2.32		2,620	229,962	45,044	184,918
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	13.01		580	(159,417)	(154,727)	(4,690)
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/19*	1.00	1.34		2,620	(34,028)	(69,017)	34,989
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	29.29		2,620	(1,296,571)	60,530	(1,357,101)

62	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625%, 5/15/20, 3/20/16*	5.00%	5.76%	USD	1,350	$(2,634)	$6,761	$(9,395)
CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.40		10,000	(258,438)	(121,497)	(136,941)
United States Steel Corp., 6.650%, 6/01/37, 9/20/19*	5.00	11.62		491	(97,125)	20,959	(118,084)
United States Steel Corp., 6.650%, 6/01/37, 9/20/19*	5.00	11.62		743	(146,731)	33,498	(180,229)

					$(3,005,336)	$(1,872,116)	$(1,133,220)

*	Termination Date

TOTAL RETURN SWAPS (see Note C)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International iShares iBoxx $ Corporate High Yield Bond ETF	14,692	LIBOR	USD	3,325	12/28/15	$(62,262)
iShares iBoxx $ Corporate High Yield Bond ETF	13,741	LIBOR		3,157	12/28/15	(105,739)
iShares iBoxx $ Corporate High Yield Bond ETF	27,533	LIBOR		6,300	12/28/15	(185,806)
Morgan Stanley Capital Services LLC
iShares iBoxx $ Corporate High Yield Bond ETF	27,559	LIBOR		6,300	12/28/15	(180,119)
iShares iBoxx $ Corporate High Yield Bond ETF	27,868	LIBOR		6,400	12/28/15	(211,556)
iShares iBoxx $ Corporate High Yield Bond ETF	35,766	LIBOR		8,168	12/28/15	(222,604)

						$(968,086)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	63

Portfolio of Investments

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2015
Barclays Capital Inc.	411	USD	(0.88	)%*	10/02/15	$408,520
Barclays Capital Inc.†	1,583	USD	(2.50	)%*	—	1,571,500
Barclays Capital Inc.†	578	GBP	(2.25	)%*	—	872,346
Barclays Capital Inc.†	770	USD	(2.00	)%*	—	762,788
Barclays Capital Inc.†	1,045	USD	(1.75	)%*	—	1,038,904
Barclays Capital Inc.†	249	USD	(0.75	)%*	—	248,524
Barclays Capital Inc.†	481	USD	(0.38	)%*	—	479,939
Barclays Capital Inc.†	1,115	USD	(0.25	)%*	—	1,113,367
Barclays Capital Inc.†	1,181	USD	(0.25	)%*	—	1,181,211
Barclays Capital Inc.†	1,157	USD	(0.05	)%*	—	1,156,616
Credit Suisse Securities (USA) LLC	623	USD	(1.25	)%*	10/01/15	622,191
Credit Suisse Securities (USA) LLC	1,220	USD	(0.25	)%*	10/01/15	1,219,983
Credit Suisse Securities (USA) LLC	923	USD	0.00%		10/01/15	922,500
Credit Suisse Securities (USA) LLC	1,029	USD	0.00%		10/01/15	1,028,500
Credit Suisse Securities (USA) LLC	1,150	USD	0.00%		10/01/15	1,149,868
Credit Suisse Securities (USA) LLC†	390	EUR	(3.75	)%*	—	428,660
Credit Suisse Securities (USA) LLC†	597	USD	(1.00	)%*	—	596,429
Credit Suisse Securities (USA) LLC†	406	USD	(1.00	)%*	—	405,876
Credit Suisse Securities (USA) LLC†	1,140	USD	(1.00	)%*	—	1,138,909
Credit Suisse Securities (USA) LLC†	662	USD	(0.50	)%*	—	661,239
Credit Suisse Securities (USA) LLC†	963	USD	(0.50	)%*	—	962,406
Credit Suisse Securities (USA) LLC†	519	USD	(0.25	)%*	—	518,375
Credit Suisse Securities (USA) LLC†	991	USD	(0.10	)%*	—	990,998
Credit Suisse Securities (USA) LLC†	1,201	USD	(0.05	)%*	—	1,200,715
Credit Suisse Securities (USA) LLC†	1,183	USD	0.00%		—	1,182,775
Credit Suisse Securities (USA) LLC†	1,294	USD	0.00%		—	1,294,125
Credit Suisse Securities (USA) LLC†	1,419	USD	0.00%		—	1,419,130
Credit Suisse Securities (USA) LLC†	2,010	USD	0.00%		—	2,009,900
Credit Suisse Securities (USA) LLC†	1,157	USD	(0.25	)%*	—	1,156,232
HSBC Securities (USA) Inc.	35,295	USD	0.27%		10/20/15	35,314,059
HSBC Securities (USA) Inc.	12,375	USD	0.28%		10/20/15	12,381,930
HSBC Securities (USA) Inc.	2,754	USD	0.29%		10/20/15	2,755,597
ING Financial Markets LLC	209	USD	(1.75	)%*	10/05/15	209,310
JPMorgan Chase Bank, NA	68,414	USD	0.30%		10/07/15	68,462,835
Merrill Lynch, Pierce, Fenner & Smith Inc.	55,093	USD	0.40%		10/21/15	55,128,042
RBC Capital Markets†	1,412	USD	(0.25	)%*	—	1,409,036

						$203,403,335

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2015

*	Interest payment due from counterparty.

64	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the Statement of Assets and Liabilities is as follows:

Reverse Repurchase Agreements

	Overnight and Continuous			Up to 30 Days		31-90 Days			Greater than 90 Days			Total
Governments – Treasuries	$	– 0	–	$174,042,463		$	– 0	–	$	– 0	–	$174,042,463
Corporates – Non-Investment Grade		19,248,076		5,560,872			– 0	–		– 0	–	24,808,948
Emerging Markets – Corporate Bond		2,481,649		– 0	–		– 0	–		– 0	–	2,481,649
Corporates – Investment Grade		1,409,036		– 0	–		– 0	–		– 0	–	1,409,036
Quasi-Sovereigns		661,239		– 0	–		– 0	–		– 0	–	661,239

Total		$23,800,000		$179,603,335		$	– 0	–	$	– 0	–	$203,403,335

‡	Amount less than $0.50.

**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate market value of these securities amounted to $424,018,485 or 37.9% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(c)	Security is in default and is non-income producing.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.02% of net assets as of September 30, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B 5.664%, 6/24/50	10/06/09	$2,719,362	$3,690,750	0.33%
Dominican Republic International Bond 16.00%, 7/10/20	12/08/10	6,411,558	6,212,811	0.56%
Golden Energy Offshore Services AS 8.41%, 5/28/17	5/14/14	734,723	211,629	0.02%
Liberty Tire Recycling LLC 11.00%, 3/31/21	9/23/10	1,620,042	568,629	0.05%
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18	5/15/13	2,295,760	542,830	0.05%
Virgolino de Oliveira Finance SA 10.875%, 1/13/20	6/09/14	477,418	86,400	0.01%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	1/23/14	1,408,980	32,436	0.00%

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	65

Portfolio of Investments

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	2/12/14	$992,873	$23,188	0.00%
Virgolino de Oliveira Finance SA 11.75%, 2/09/22	1/29/14	838,866	16,200	0.00%

(e)	Fair valued by the Adviser.

(f)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Exide Corp.	4/30/15	$141,191		$212,893		0.02%
Exide Technologies Series AI 11.00%, 4/30/20	4/30/15	4,090,638		3,678,766		0.33%
Momentive Performance Materials, Inc. 8.875%, 10/15/20	10/11/12	– 0	–	– 0	–	0.00%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	5,669,000		5,954,271		0.53%

(g)	Non-income producing security.

(h)	Floating Rate Security. Stated interest rate was in effect at September 30, 2015.

(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2015.

(j)	Convertible security.

(k)	Illiquid security.

(l)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2015.

(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(n)	Defaulted.

(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.

(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(q)	IO – Interest Only

(r)	Variable rate coupon, rate shown as of September 30, 2015.

(s)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.

(t)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(u)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of September 30, 2015, the fund’s total exposure to subprime investments was 7.53% of net assets. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

66	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

COP – Colombian Peso

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PHP – Philippine Peso

SEK – Swedish Krona

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

Glossary:

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

ETF – Exchange Traded Fund

GSE – Government-Sponsored Enterprise

INTRCONX – Inter-Continental Exchange

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

REIT – Real Estate Investment Trust

RTP – Right to Pay

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	67

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

September 30, 2015 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,375,374,708)	$1,288,361,819
Affiliated issuers (cost $8,770,913)	8,770,913
Foreign currencies, at value (cost $346,182)	340,935
Cash collateral due from broker	4,043,378
Dividends and interest receivable	20,766,237
Receivable for investment securities sold and foreign currency transactions	9,102,230
Receivable for unsettled reverse repurchase agreements	6,048,151
Unrealized appreciation on forward currency exchange contracts	4,548,288
Unrealized appreciation on credit default swaps	2,740,492
Upfront premiums paid on credit default swaps	1,045,245
Receivable for variation margin on exchange-traded derivatives	228,710

Total assets	1,345,996,398

Liabilities
Due to Custodian	77,082
Payable for reverse repurchase agreements	203,403,335
Payable for terminated reverse repurchase agreements	10,155,284
Unrealized depreciation on credit default swaps	3,873,712
Payable for investment securities purchased	3,749,663
Upfront premiums received on credit default swaps	2,917,361
Unrealized depreciation on forward currency exchange contracts	1,208,369
Unrealized depreciation on total return swaps	968,086
Advisory fee payable	928,731
Payable for terminated total return swaps	290,254
Cash collateral due to broker	150,000
Options written, at value (premiums received $62,661)	82,971
Administrative fee payable	12,668
Accrued expenses and other liabilities	492,862

Total liabilities	228,310,378

Net Assets	$1,117,686,020

Composition of Net Assets
Capital stock, at par	$862,297
Additional paid-in capital	1,195,922,732
Undistributed net investment income	12,777,736
Accumulated net realized loss on investment and foreign currency transactions	(5,078,176)
Net unrealized depreciation of investments and foreign currency denominated assets and liabilities	(86,798,569)

$1,117,686,020

Net Asset Value Per Share—100 million shares of capital stock authorized, $0.01 par value (based on 86,229,677 shares outstanding)	$12.96

See notes to financial statements.

68	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2015 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $39,615)	$44,962,344
Dividends
Unaffiliated issuers	1,052,618
Affiliated issuers	2,892
Other income	26,348	$46,044,202

Expenses
Advisory fee (see Note B)	5,329,515
Custodian	137,326
Printing	131,858
Audit and tax	86,815
Registration fees	40,992
Administrative	30,080
Transfer agency	20,108
Legal	19,645
Directors’ fees	10,674
Miscellaneous	37,610

Total expenses before interest expense	5,844,623
Interest expense	260,240

Total expenses		6,104,863

Net investment income		39,939,339

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(2,016,879)
Swaps		(3,679,160)
Futures		(1,569)
Options written		729,798
Foreign currency transactions		1,180,700
Net change in unrealized appreciation/depreciation of:
Investments		(84,079,534)
Swaps		(2,018,222)
Futures		(1,010,313)
Options written		(159,609)
Foreign currency denominated assets and liabilities		2,731,993

Net loss on investment and foreign currency transactions		(88,322,795)

Net Decrease in Net Assets from Operations		$(48,383,456)

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	69

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2015 (unaudited)		Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$39,939,339		$86,257,936
Net realized gain (loss) on investment and foreign currency transactions	(3,787,110)		33,834,364
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(84,535,685)		(97,290,183)

Net increase (decrease) in net assets from operations	(48,383,456)		22,802,117
Dividends and Distributions to Shareholders from
Net investment income	(41,907,623)		(104,217,188)
Net realized gain on investment and foreign currency transactions	– 0	–	(20,126,007)

Total decrease	(90,291,079)		(101,541,078)
Net Assets
Beginning of period	1,207,977,099		1,309,518,177

End of period (including undistributed net investment income of $12,777,736 and $14,746,020, respectively)	$1,117,686,020		$1,207,977,099

See notes to financial statements.

70	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Changes in Net Assets

STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2015 (unaudited)

Net increase in net assets from operations		$(48,383,456)
Reconciliation of Net Increase in Net Assets from Operations to Net Increase in Cash from Operating Activities:
Decrease in interest and dividends receivable.	$1,622,453
Net accretion of bond discount and amortization of bond premium.	(1,298,967)
Inflation index adjustment	(39,674)
Decrease in accrued expenses	(282,111)
Increase in cash collateral due from broker	(1,539,441)
Increase in receivable for investment securities sold.	(7,242,115)
Decrease in payable for investment securities purchased.	(9,669,344)
Purchases of long-term investments	(263,438,006)
Proceeds from disposition of long-term investments	272,081,936
Proceeds from disposition of short-term investments	2,278,600
Payments on swap contracts, net	(2,905,030)
Proceeds from written options, net	562,359
Proceeds from futures settlements	(1,569)
Variation margin received on exchange-traded derivatives	(942,526)
Decrease in cash collateral received from broker	(510,000)
Net realized gain on investment and foreign currency transactions	3,787,110
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	84,535,685

Total adjustments		76,999,360

Net decrease in cash from operating activities		$28,615,904

Financing Activities:
Increase in due to custodian.	77,082
Cash dividends paid	(41,907,623)
Increase in reverse repurchase agreements	10,553,505

Net decrease in cash from financing activities		(31,277,036)
Effect of exchange rate on cash.		2,950,354

Net decrease in cash		289,222
Cash at beginning of period		51,713

Cash at end of period.		$340,935

Supplemental disclosure of cash flow information:
Interest expense paid during the year.		$260,240

In accordance with U.S. GAAP, the Fund has included a Statement of Cash Flows as a result of its significant investments in Level 3 securities throughout the period.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	71

Statement of Cash Flows

NOTES TO FINANCIAL STATEMENTS

September 30, 2015 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on May 20, 1993 and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the

72	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

“Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	73

Notes to Financial Statements

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

74	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$576,757,732		$11,260,575	#	$588,018,307
Governments – Treasuries		– 0	–	239,265,409		– 0	–	239,265,409
Collateralized Mortgage Obligations		– 0	–	625,000		116,018,170		116,643,170
Corporates – Investment Grade		– 0	–	87,835,693		– 0	–	87,835,693
Bank Loans		– 0	–	– 0	–	37,218,984		37,218,984
Commercial Mortgage-Backed Securities		– 0	–	4,549,519		32,107,399		36,656,918
Emerging Markets – Sovereigns		– 0	–	36,597,604		– 0	–	36,597,604
Emerging Markets – Corporate Bonds		– 0	–	29,686,642		– 0	–	29,686,642

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	75

Notes to Financial Statements

Investments in Securities	Level 1		Level 2		Level 3			Total
Preferred Stocks	$21,309,588		$1,647,669		$	– 0	–	$22,957,257
Governments – Sovereign Agencies	– 0	–	15,655,456			– 0	–#	15,655,456
Governments – Sovereign Bonds	– 0	–	13,092,411			– 0	–	13,092,411
Local Governments – Municipal Bonds	– 0	–	11,464,266			– 0	–	11,464,266
Asset-Backed Securities	– 0	–	– 0	–		10,801,578		10,801,578
Whole Loan Trusts	– 0	–	– 0	–		9,502,606		9,502,606
Common Stocks	– 0	–	1,062,187			7,505,458	#	8,567,645
Emerging Markets – Treasuries	– 0	–	1,791,329			6,212,811		8,004,140
Quasi-Sovereigns	– 0	–	4,805,803			– 0	–	4,805,803
Investment Companies	– 0	–	– 0	–		2,950,898		2,950,898
Agencies	– 0	–	1,602,490			– 0	–	1,602,490
Inflation-Linked Securities	– 0	–	824,140			– 0	–	824,140
Warrants	292		– 0	–		586,389	#	586,681
Options Purchased – Puts	– 0	–	278,311			– 0	–	278,311
Short-Term Investments:
Investment Companies	8,770,913		– 0	–		– 0	–	8,770,913
Time Deposits	– 0	–	5,345,410	#		– 0	–	5,345,410

Total Investments in Securities	30,080,793		1,032,887,071			234,164,868		1,297,132,732
Other Financial Instruments*:
Assets
Credit Default Swaps	– 0	–	2,740,492			– 0	–	2,740,492
Centrally Cleared Credit Default Swaps	– 0	–	594,975			– 0	–	594,975 †
Forward Currency Exchange Contracts	– 0	–	4,548,288			– 0	–	4,548,288
Liabilities
Credit Default Swaps	– 0	–	(3,873,712)			– 0	–	(3,873,712)
Centrally Cleared Credit Default Swaps	– 0	–	(483,154)			– 0	–	(483,154)†
Futures	(1,010,313)		– 0	–		– 0	–	(1,010,313)†
Forward Currency Exchange Contracts	– 0	–	(1,208,369)			– 0	–	(1,208,369)
Total Return Swaps	– 0	–	(968,086)			– 0	–	(968,086)
Credit Default Swaptions Written	– 0	–	(82,971)			– 0	–	(82,971)

Total^	$29,070,480		$1,034,154,534			$234,164,868		$1,297,389,882

#	The Fund held securities with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions which are valued at market value.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) on exchange-traded derivatives as reported in the portfolio of investments.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

76	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade#			Collateralized Mortgage Obligations		Bank Loans		Commercial Mortgage- Backed Securities
Balance as of 3/31/15		$9,029,484		$87,250,705		$49,570,611		$21,624,786
Accrued discounts/ (premiums)		47,847		437,505		95,056		164,182
Realized gain (loss)		(553,419)		728,088		(85,100)		218,538
Change in unrealized appreciation/ depreciation		(1,779,946)		(3,154,802)		(259,284)		(1,233,370)
Purchases		8,103,623		38,859,853		8,107,950		13,049,316
Sales/Paydowns		(2,799,799)		(8,103,179)		(20,210,249)		(1,716,053)
Reclassification		– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(787,215)		– 0	–	– 0	–	– 0	–

Balance as of 9/30/15		$11,260,575		$116,018,170		$37,218,984		$32,107,399

Net change in unrealized appreciation/depreciation from investments held as of 9/30/15**		$(2,141,520)		$(2,888,489)		$(1,403,388)		$(1,233,370)

	Governments - Sovereign Agencies#			Asset-Backed Securities		Whole Loan Trusts		Common Stocks#
Balance as of 3/31/15	$	– 0	–	$9,620,238		$12,077,045		$6,678,614
Accrued discounts/ (premiums)		(18)		101,281		3,556		– 0	–
Realized gain (loss)		– 0	–	148,538		60,900		– 0	–
Change in unrealized appreciation/ depreciation		18		(570,866)		(74,101)		128,583
Purchases		– 0	–	2,105,129		1,924,377		232,661
Sales/Paydowns		– 0	–	(602,742)		(4,489,171)		– 0	–
Reclassification		– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–	465,600
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 9/30/15	$	– 0	–	$10,801,578		$9,502,606		$7,505,458

Net change in unrealized appreciation/depreciation from investments held as of 9/30/15**		$18		$(570,866)		$(178,766)		$203,079

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	77

Notes to Financial Statements

	Emerging Markets - Treasuries		Investments Companies		Warrants#		Total
Balance as of 3/31/15	$6,463,416		$2,555,774		$7,672		$204,878,345
Accrued discounts/ (premiums)	(15,032)		– 0	–	– 0	–	834,377
Realized gain (loss)	– 0	–	– 0	–	3,650		521,195
Change in unrealized appreciation/ depreciation	(235,573)		395,124		578,717		(6,205,500)
Purchases	– 0	–	– 0	–	– 0	–	72,382,909
Sales/Paydowns	– 0	–	– 0	–	(3,650)		(37,924,843)
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–	465,600
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	(787,215)

Balance as of 9/30/15	$6,212,811		$2,950,898		$586,389		$234,164,868	+

Net change in unrealized appreciation/depreciation from investments held as of 9/30/15**	$(235,573)		$395,124		$582,714		$(7,471,037)

#	The Fund held securities with zero market value during the reporting period.

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at September 30, 2015. Securities priced by third party vendors or using prior transaction, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 9/30/15	Valuation Technique	Unobservable Input	Range/Weighted Average
Corporates – Non-Investment Grade	$2,825,323	Market Approach	Implied Enterprise Value	$512mm- $596mm/ N/A
	$568,629	Market Approach	EBITDA Projection*	$38mm/ N/A
			EBITDA Multiples*	5.3X-7.3X/ N/A
Bank Loans	$2,817,185	Market Approach	EBITDA Projection*	$28mm- $70mm/ N/A
			EBITDA Multiples*	6X/N/A
			Scrap Value	$154mm/ N/A
Whole Loan Trusts	$2,926,610	Projected Cash Flow	Level Yield	13.45%/ N/A
	$1,884,114	Market Approach	Underlying NAV of Collateral	$104.01/ N/A
	$532,836	Projected Cash Flow	Internal ROR	$9.147/ N/A

78	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 9/30/15	Valuation Technique	Unobservable Input	Range/Weighted Average
Common Stocks	$391,104	Market Approach	EBITDA Projection*	$48.7mm/ N/A
	$212,893	Option Pricing Model	Enterprise Value	$512mm- $596mm/ N/A
			Exercise Price	$730mm- $830mm/ N/A
			Years to Expiration	2.75yr-4.75yr/ N/A
			EV Volatility %	22%-24.3% /N/A
			Risk Free Rate	0.99%-1.52%/ N/A
	$13,470	Market Approach	EBITDA Projection*	$338mm/ N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	79

Notes to Financial Statements

are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

80	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

Pursuant to the amended administration agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser, provided, however, that the reimbursement may not exceed .15% annualized of average weekly net assets. For the six months ended September 30, 2015, such fee amounted to $30,080.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2015, there was no such reimbursement paid to ABIS.

The Fund may invest in the AB Fixed-Income Shares, Inc.- Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended September 30, 2015, is as follows:

Market Value March 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2015 (000)	Dividend Income (000)
$ 11,050	$204,105	$206,384	$8,771	$3

Brokerage commissions paid on investment transactions for the six months ended September 30, 2015 amounted to $1,569, none of which was paid to Sanford C. Bernstein & Co., LLC or Sanford C. Bernstein Limited, affiliates of the Adviser.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	81

Notes to Financial Statements

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2015 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$219,235,564	$267,916,829
U.S. government securities	35,329,834	3,072,422

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts, options written, swaps and futures) are as follows:

Gross unrealized appreciation	$45,260,916
Gross unrealized depreciation	(132,273,805)

Net unrealized depreciation	$(87,012,889)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

82	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

During the six months ended September 30, 2015, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended September 30, 2015, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	83

Notes to Financial Statements

foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerages, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. The Fund may also invest in options on swaps, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended September 30, 2015, the Fund held purchased options for hedging and non-hedging purposes.

During the six months ended September 30, 2015, the Fund held written options for hedging and non-hedging purposes.

84	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

For the six months ended September 30, 2015, the Fund had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 3/31/14	– 0	–	$	– 0	–
Options written	70,270,000			423,265
Options expired	(54,180,000)			(290,340)
Options bought back	(16,090,000)			(132,925)
Options exercised	– 0	–		– 0	–

Options written outstanding as of 3/31/15	– 0	–	$	– 0	–

For the six months ended September 30, 2015, the Fund had the following transactions in written swaptions:

	Notional Amount		Premiums Received
Swaptions written outstanding as of 3/31/15	$81,360,000		$167,439
Swaptions written	246,599,000		253,174
Swaptions expired	(289,599,000)		(357,952)
Swaptions bought back	– 0	–	– 0	–
Swaptions exercised	– 0	–	– 0	–

Swaptions written outstanding as of 9/30/15	$38,360,000		$62,661

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	85

Notes to Financial Statements

movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each exchange-traded swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps.

86	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended September 30, 2015, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap agreement, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances, Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty. As of September 30, 2015, the Fund had Buy Contracts outstanding with respect to the same referenced obligation and counterparty as certain Sale Contracts which may partially offset the Maximum Payout Amount in the amount of $29,640,000.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	87

Notes to Financial Statements

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose its investment. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

During the six months ended September 30, 2015, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended September 30, 2015, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial

88	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At September 30, 2015 the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Receivable/Payable for variation margin on exchange-traded derivatives	$1,010,313	*

Interest rate contracts			Unrealized depreciation on total return swaps	968,086

Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$4,548,288	Unrealized depreciation on forward currency exchange contracts	1,208,369

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	89

Notes to Financial Statements

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on credit default swaps	$2,740,492		Unrealized depreciation on credit default swaps	$3,873,712
Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives	594,975	*	Receivable/Payable for variation margin on exchange-traded derivatives	483,154	*

Credit contracts	Investments in securities, at value	278,311

Credit contracts				Options written, at value	82,971

Total		$8,162,066			$7,626,605

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) on exchange-traded derivatives as reported in the portfolio of investments.

The effect of derivative instruments on the statement of operations for the six months ended September 30, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation of swaps	$(2,613,158)	$(247,382)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation of futures	(1,569)	(1,010,313)

Foreign exchange contracts	Net realized gain/(loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	465,252	3,004,217

90	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation of investment transactions	$252,000	$	– 0	–

Foreign exchange contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation of options written	371,846		– 0	–

Credit contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation of investment transactions	(931,272)		318,786

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation of swaps	(1,066,002)		(1,770,840)

Credit Contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation of options written	357,952		(159,609)

Total		$(3,164,951)		$134,859

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended September 30, 2015:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$26,042,706
Average notional amount of sale contracts	$58,119,588

Centrally Cleared Interest Rate Swaps:
Average notional amount.	$131,085,000	(a)

Credit Default Swaps:
Average notional amount of buy contracts	$45,664,962
Average notional amount of sale contracts	$39,496,002

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$114,740,790
Average principal amount of sale contracts	$244,635,563

Futures:
Average notional amount of sale contracts	$126,736,250	(b)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	91

Notes to Financial Statements

Total Return Swaps:
Average notional amount.	$32,174,833

Purchased Options Contracts:
Average cost.	$200,227

(a)	Positions were open for five months during the reporting period.

(b)	Positions were open for one month during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at year end were subject to netting arrangements. The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2015:

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co. LLC**	$163,269	$	– 0	–	$	– 0	–	$	– 0	–		$163,269
Goldman Sachs & Co.**	33,130		– 0	–		– 0	–		– 0	–		33,130
Citigroup Global Markets, Inc.**	32,311		– 0	–		– 0	–		– 0	–		32,311

Total	$228,710	$	– 0	–	$	– 0	–	$	– 0	–		$228,710

OTC Derivatives:
Barclays Bank PLC	$918,197		$(918,197)		$	– 0	–	$	– 0	–	$	– 0	–
BNP Paribas SA	10,806		(10,806)			– 0	–		– 0	–		– 0	–
Brown Brothers Harriman & Co.	79,017		– 0	–		– 0	–		– 0	–		79,017
Citibank, N.A.	798,029		(798,029)			– 0	–		– 0	–		– 0	–
Credit Suisse International	139,665		(48,972)			– 0	–		– 0	–		90,693
Deutsche Bank AG	220,398		(76,211)			– 0	–		(144,187)			– 0	–
Goldman Sachs Bank USA/ Goldman Sachs International	1,976,193		(1,976,193)			– 0	–		– 0	–		– 0	–
Royal Bank of Scotland PLC	272,977		(184,859)			– 0	–		– 0	–		88,118
Standard Chartered Bank	2,628,556		(383,717)			– 0	–		– 0	–		2,244,839
UBS AG	26,143		(17,965)			– 0	–		– 0	–		8,178

Total	$7,069,981		$(4,414,949)		$	– 0	–		$(144,187)			$2,510,845	^

92	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
OTC Derivatives:
Barclays Bank PLC	$1,753,689	$(918,197)	$	– 0	–	$(740,000)	$95,492
BNP Paribas SA	23,669	(10,806)	– 0	–	– 0	–	12,863
Citibank, N.A.	841,070	(798,029)	– 0	–	– 0	–	43,041
Credit Suisse International	48,972	(48,972)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	76,211	(76,211)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/ Goldman Sachs International	2,928,886	(1,976,193)	– 0	–	(952,693)	– 0	–
Morgan Stanley Capital Services LLC.	1,249,106	– 0	–	– 0	–	(650,085)	599,021
Royal Bank of Scotland PLC.	184,859	(184,859)	– 0	–	– 0	–	– 0	–
Standard Chartered Bank	383,717	(383,717)	– 0	–	– 0	–	– 0	–
UBS AG	17,965	(17,965)	– 0	–	– 0	–	– 0	–

Total	$7,508,144	$(4,414,949)	$	– 0	–	$(2,342,778)	$750,417	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

**	Cash and securities have been posted for initial margin requirements on exchange-traded derivatives outstanding at September 30, 2015.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	93

Notes to Financial Statements

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended September 30, 2015, the average amount of reverse repurchase agreements outstanding was $202,919,660 and the daily weighted average interest rate was (0.12)%. During the period, the Fund received net interest payments from counterparties. At September 30, 2015, the Fund had reverse repurchase agreements outstanding in the amount of $203,403,335 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of September 30, 2015:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc.	$8,833,715	$(8,157,050)	$676,665
Credit Suisse Securities (USA) LLC.	18,908,811	(17,783,276)	1,125,535
Merrill Lynch, Pierce, Fenner & Smith Inc.	55,128,042	(55,128,042)	– 0	–
HSBC Securities (USA) Inc	50,451,586	(50,451,586)	– 0	–
ING Financial Markets LLC	209,310	(209,310)	– 0	–
JPMorgan Chase Bank, N.A.	68,462,835	(68,462,835)	– 0	–
RBC Capital Markets	1,409,036	(1,311,898)	97,138

Total	$203,403,335	$(201,503,997)	$1,899,338

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

4. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan as specified in the

94	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of September 30, 2015, the Fund had the following unfunded loan commitments outstanding:

Borrower	Unfunded Loan Commitment
Sheridan Auto Loan I LLC, 10.00%, 12/31/15	$417,330

As of September 30, 2015, the Fund had no bridge loan commitments outstanding.

During the six months ended September 30, 2015, the Fund received commitment fees or additional funding fees in the amount of $10,373.

NOTE D

Capital Stock

During the six months ended September 30, 2015 and the year ended March 31, 2015 the Fund issued no shares in connection with the Fund’s dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	95

Notes to Financial Statements

lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these illiquid or relatively less liquid securities at an advantageous price. Causes of liquidity risk may include low trading volume, lack of a market maker, a large position, heavy redemptions, or legal restrictions that limit or prevent a Fund from selling securities or closing derivative positions at desirable prices or opportune times. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed income securities generally go down. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. To the extent a Fund invests in municipal securities, the Fund is subject to more liquidity risk because the market for municipal securities is generally smaller than many other markets. Illiquid securities and relatively less liquid securities may also be difficult to value.

Mortgage-Backed and/or Other Asset-Backed Securities Risk—Investments in mortgage-backed and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

96	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Leverage Risk—The Fund may utilize leverage through borrowings or the investment techniques of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls are speculative techniques and the proceeds from these transactions may be used, similar to borrowings by the Fund, for investment purposes.

Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining. The risks of leverage also include potentially a higher volatility of the NAV of the Common Stock, potentially more volatility in the market value of the Common Stock and the relatively greater effect on the NAV of the Common Stock caused by the favorable or adverse changes in portfolio security values or currency exchange rates. In addition, changes in the interest rate environment can increase or decrease shareholder returns. The Fund maintains asset coverage of at least 300% with respect to borrowings.

To the extent that the current interest rate on the Fund’s indebtedness approaches the net return on the leveraged portion of the Fund’s investment portfolio, then the benefit to the shareholders will be reduced. If the rate on indebtedness were to exceed the net return on the same portion of the portfolio, then this would result in a lower rate of return for the shareholders. Similarly, the use of leverage in a declining market can advance the decrease of the Fund’s NAV more so than if the Fund were not leveraged, which would likely be reflected in a greater decline in the market price for shares of Common Stock than if the Fund were not leveraged. In extreme cases, if the Fund’s current investment income were not sufficient to meet interest payments on indebtedness or if the Fund failed to maintain the asset coverage required by the 1940 Act, then it could be necessary for the Fund to liquidate certain investments at a time when it may be disadvantageous to do so. The use of derivative instruments by the Fund, such as forwards, futures, options and swaps, may result in a form of leverage.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	97

Notes to Financial Statements

NOTE F

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31,2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31,2015 and March 31,2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary income	$106,028,011	$111,966,291
Long-term capital gains	18,315,184	24,549,589

Total taxable distributions	124,343,195	136,515,880

Total distributions paid	$124,343,195	$136,515,880

As of March 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$17,829,522
Accumulated capital and other losses	(1,005,360	)(a)
Unrealized appreciation/(depreciation)	(4,815,517	)(b)

Total accumulated earnings/(deficit)	$12,008,645	(c)

(a)	At March 31, 2015, the Fund had a post-October long-term capital loss deferral of $1,005,360 which is deemed to arise on April 1, 2015.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), swaps and partnerships, and the realization for tax purposes of gains/losses on certain derivative instruments.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the tax treatment of defaulted securities.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2015, the Fund did not have any capital loss carryforwards.

NOTE G

New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the disclosure requirement for investments not valued at net asset value. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

98	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share of a Capital Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2015 (unaudited)	Year Ended March 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 14.01	$ 15.19	$ 15.70	$ 14.81	$ 15.48	$ 14.47

Income From Investment Operations
Net investment income(a)	.46	1.00	1.14	1.21	1.23	1.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.02)	(.74)	(.07)	1.12	(.38)	.91
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(b)	.00	(b)

Net increase (decrease) in net asset value from operations	(.56)	.26	1.07	2.33	.85	2.21

Less: Dividends and Distributions
Dividends from net investment income	(.49)	(1.21)	(1.30)	(1.37)	(1.52)	(1.20)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.23)	(.28)	(.07)	– 0	–	– 0	–

Total dividends and distributions	(.49)	(1.44)	(1.58)	(1.44)	(1.52)	(1.20)

Net asset value, end of period	$ 12.96	$ 14.01	$ 15.19	$ 15.70	$ 14.81	$ 15.48

Market value, end of period	$ 11.07	$ 12.57	$ 14.76	$ 16.33	$ 15.02	$ 14.90

Premium/(Discount), end of period	(14.58)%	(10.28)%	(2.83)%	4.01%	1.42%	(3.75)%
Total Return
Total investment return based on:(c)
Market value	(8.28)%	(5.20)%	0.37%	19.40%	11.88%	13.83	%*
Net asset value	(3.65)%	2.68%	7.44%	16.42%	6.18%	16.30	%*

See footnote summary on page 100.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	99

Financial Highlights

	Six Months Ended September 30, 2015 (unaudited)		Year Ended March 31,
			2015	2014	2013	2012	2011

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,117,686		$1,207,977	$1,309,518	$1,352,232	$1,267,204	$1,318,652
Ratio to average net assets of:
Expenses	1.03	%(d)	1.01%	.98%	.98%	.98%	1.01%
Expenses, excluding interest expense	.99	%(d)	1.00%	.97%	.97%	.96%	.97%
Net investment income	6.74	%(d)	6.76%	7.43%	8.00%	8.33%	8.76%
Portfolio turnover rate	19%		48%	36%	38%	26%	52%

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from class actions settlements, which enhanced the Fund’s performance for the year ended March 31, 2011 by 0.01%.

See notes to financial statements.

100	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Financial Highlights

ADDITIONAL INFORMATION

(unaudited)

AllianceBernstein Global High Income Fund

Shareholders whose shares are registered in their own names will automatically be participants in the Dividend Reinvestment Plan (the “Plan”), pursuant to which distributions to shareholders will be paid in or reinvested in additional shares of the Fund, unless they elect to receive cash. Computershare Trust Company N.A. (the “Agent”) will act as agent for participants under the Plan. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

If the Board declares a distribution payable either in shares or in cash, as holders of the Common Stock may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock of the Fund valued as follows:

(i)	If the shares of Common Stock are trading at net asset value or at a premium above net asset value at the time of valuation, the Fund will issue new shares at the greater of net asset value or 95% of the then current market price.

(ii)	If the shares of Common Stock are trading at a discount from net asset value at the time of valuation, the Agent will receive the distribution in cash and apply it to the purchase of the Fund’s shares of Common Stock in the open market on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made on or shortly after the payment date for such distribution and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with Federal securities laws. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average purchase price per share paid by the Agent may exceed the net asset value of the Fund’s shares of Common Stock, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund.

The Agent will maintain all shareholders’ accounts in the Plan and furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Agent in non-certificate form in the name of the participant, and each shareholder’s proxy will include those shares purchased or received pursuant to the Plan.

There will be no charges with respect to shares issued directly by the Fund to satisfy the dividend reinvestment requirements. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent’s open market purchases of shares.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	101

Additional Information

The automatic reinvestment of distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan may also be amended or terminated by the Agent on at least 90 days written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Agent at Computershare Trust Company N.A., P.O. Box 30170 College Point, TX 77842-3170.

102	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Additional Information

RESULTS OF STOCKHOLDERS MEETING

(unaudited)

The Annual Meeting of Stockholders of AllianceBernstein Global High Income Fund, Inc. (“the Fund”) was held on March 30, 2015. A description of the proposal and number of shares voted at the Meeting are as follows:

To elect three Directors for a term of three years and until his successor is duly elected and qualifies.

Class Three (term expires 2018)

	Voted for	Authority Withheld
Class Three (term expires 2018)
Common Shares:

Marshall C. Turner, Jr.	70,778,318	2,962,723
Gary L. Moody	70,878,120	2,862,921
Earl D. Weiner	71,759,788	1,981,253

103	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Results of Stockholders Meeting

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Paul J. DeNoon(2), Vice President

Marco G. Santamaria(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Stephen M. Woetzel, Controller

Vincent S. Noto, Chief Compliance Officer

Administrator

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 30170

College Point, TX 77842-3170

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed-Income: Emerging Market Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. Paul J. DeNoon, Douglas J. Peebles, Marco G. Santamaria and Matthew S. Sheridan, members of the Global Fixed-Income: Emerging Market Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase from time to time at market prices shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications—As required, on April 29, 2015, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	104

Board of Directors

SUMMARY OF GENERAL INFORMATION

Shareholder Information

The Fund distributes its daily net asset value (NAV) to various financial publications or independent organizations such as Lipper, Inc., Morningstar, Inc. and Bloomberg.

Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Saturday in Barron’s and other newspapers in a table called “Closed-End Funds.” Daily net asset value information and market price information and additional information regarding the Fund is available at www.alliancebernstein.com and at www.nyse.com.

Dividend Reinvestment Plan

If your shares are held in your own name, you will automatically be a participant in the Plan unless you elect to receive cash. If your shares are held in nominee or street name through a broker or nominee who provides this service, you will also automatically be a participant in the Plan. If your shares are held in the name of a broker or nominee who does not provide this service, you will need to instruct them to participate in the Plan on your behalf or your distributions will not be reinvested. In such case, you will receive your distributions in cash.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Computershare Trust Company, N.A. at (800) 219-4218.

105	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Summary of General Information

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

FIXED INCOME (continued)

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio*

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio*

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

MULTI-ASSET (continued)

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to December 15, 2014, All Market Growth Portfolio was named Dynamic All Market Fund; All Market Real Return Portfolio was named Real Asset Strategy.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	106

AB Family of Funds

NOTES

107	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

NOTES

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	108

Privacy Policy Statement

AllianceBernstein and its affiliates (collectively “AllianceBernstein”) understand the importance of maintaining the confidentiality of their clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about clients from a variety of sources, including: (1) account documentation, including applications or other forms, which may include information such as a client’s name, address, phone number, social security number, assets, income and other household information, (2) client transactions with us and others, such as account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data and online information-collecting devices known as “cookies.”

It is our policy not to disclose nonpublic personal information about our clients or former clients (collectively “clients”), except to our affiliates, or to others as permitted or required by law. From time to time, we may disclose nonpublic personal information that we collect about our clients to non-affiliated third parties, including those that perform transaction processing or servicing functions, those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement or those that provide professional services to us under a professional services agreement, all of which require the third party provider to adhere to our privacy policy. We have policies and procedures to safeguard nonpublic personal information about our clients that include restricting access to nonpublic personal information and maintaining physical, electronic and procedural safeguards which comply with applicable standards.

It is also our policy to prohibit the sharing of our clients’ personal information among our affiliated group of investment, brokerage, service and insurance companies for the purpose of marketing their products or services to clients, except as permitted by law. This information includes, but is not limited to, a client’s income and account history.

We have policies and procedures to ensure that certain conditions are met before an AllianceBernstein affiliated company may use information obtained from another affiliate to solicit clients for marketing purposes.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GHI-0152-0915

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 20, 2015